UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2016	$103,987,062	9.2%

2017	307,909,135	27.2%

2018	275,315,803	24.4%

2019	154,435,721	13.7%

2020	62,805,290	5.6%

2021	64,017,802	5.7%

2022	820,721	0.1%

2023	9,801,000	0.9%

2034	11,972,707	1.1%

Not Applicable	87,220,667	7.7%

Other(1)	48,656,580	4.4%
	$1,126,942,488

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Consumer Discretionary	$7,469,637	2.1%

Information Technology	5,832,109	1.5%

Health Care	5,372,751	1.4%

Financials	2,868,812	0.7%

Consumer Staples	2,230,684	0.6%

Industrials	1,973,781	0.5%

Materials	1,906,874	0.5%

Energy	1,692,263	0.4%

Utilities	634,322	0.2%

Telecommunication Services	175,859	0.0%

Other(1)	352,739,404	92.1%
	$382,896,496

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$143,860,038	66.7%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	71,786,186	33.3%

Other(1)	44,306	0.0%
	$215,690,530

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2016	$42,929,913	8.7%

2017	135,549,577	27.4%

2018	144,492,768	29.3%

2019	75,748,652	15.3%

2020	15,163,347	3.1%

2021	15,197,012	3.1%

2023	1,664,000	0.3%

2034	10,818,256	2.2%

Not Applicable	46,487,454	9.4%

Other(1)	6,223,883	1.2%
	$494,274,862

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$1,092,935	0.8%

Information Technology	635,843	0.5%

Consumer Discretionary	566,150	0.4%

Industrials	337,062	0.3%

Materials	153,936	0.1%

Telecommunication Services	104,685	0.1%

Financials	43,098	0.0%

Energy	36,643	0.0%

Other(1)	131,680,644	97.8%
	$134,650,996

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Health Care	$185,188	0.3%

Consumer Discretionary	147,705	0.2%

Telecommunication Services	120,983	0.1%

Information Technology	116,929	0.1%

Financials	101,299	0.1%

Materials	92,937	0.1%

Energy	49,033	0.0%

Utilities	36,005	0.0%

Consumer Staples	32,499	0.0%

Industrials	31,408	0.0%

Other(1)	103,374,624	99.1%
	$104,288,610

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2016 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Information Technology	$478,572	0.9%

Consumer Discretionary	138,373	0.3%

Materials	106,325	0.2%

Financials	92,035	0.2%

Telecommunication Services	12,744	0.0%

Energy	8,481	0.0%

Other(1)	50,613,323	98.4%
	$51,449,853

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$18,438,154	66.0%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	9,269,874	33.2%

Other(1)	211,421	0.8%
	$27,919,449

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$13,455,680	33.3%

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	13,362,131	33.1%

Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I	6,728,736	16.6%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	6,687,118	16.5%

Other(1)	193,002	0.5%
	$40,426,667

(1)	Cash, cash equivalents, short-term investments and other assets less liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT-LINKED BONDS - 78.5%

China - 0.1%

Earthquake - 0.1%
Panda Re 2015-1 4.264%, 06/30/2018 (a)(b)(c)		$1,397,000	$1,385,838

Europe - 0.5%

Windstorm - 0.5%
Calypso Capital II Class B 4.100%, 01/08/2018 (a)(b)(c)	EUR	2,750,000	3,238,647
Green Fields II 2013-1 A 2.750%, 01/09/2017 (a)(b)(c)	EUR	2,250,000	2,598,274

			5,836,921

Global - 28.3%

Earthquake - 1.0%
Acorn Re 2015-1 4.049%, 07/17/2018 (a)(b)(c)		$6,595,000	6,693,925
Market Re 2014-4 Class A 4.000%, 06/15/2016 (a)(b)(c)		2,121,000	2,114,107
Market Re 2014-4 Class B 4.000%, 06/15/2016 (a)(b)(c)		771,000	768,494
Tramline Re II 2013-1 A 3.464%, 07/07/2017 (a)(b)(c)		1,750,000	1,737,050

			11,313,576

Mortality/Longevity - 2.7%
Benu Capital Class B 3.350%, 01/08/2020 (a)(b)(c)	EUR	12,000,000	13,776,393
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c)		$11,945,054	11,972,707
Vita Capital VI 3.531%, 01/08/2021 (a)(b)(c)		3,000,000	2,997,300
Vitality Re VI Class B 2.314%, 01/08/2018 (a)(b)(c)		1,000,000	998,100

			29,744,500

Multiperil - 23.9%
Atlas IX 2015-1 7.460%, 01/07/2019 (a)(b)(c)		4,910,000	4,832,176
Atlas IX 2016-1 7.985%, 01/08/2020 (a)(b)(c)		17,215,000	17,511,959
Blue Danube II 2013-1 A 4.562%, 05/23/2016 (a)(b)(c)		10,042,000	10,044,510
Galileo Re 2013-1 7.614%, 01/09/2017 (a)(b)(c)		5,500,000	5,541,800
Galileo Re 2015-1 Class A 13.714%, 01/08/2018 (a)(b)(c)		9,346,000	9,608,623
Galileo Re 2016-1 Class A 13.714%, 01/08/2019 (a)(b)(c)		9,285,000	9,371,815
Galileo Re 2016-1 Class B 9.214%, 01/08/2019 (a)(b)(c)		9,285,000	9,346,745
Galileo Re 2016-1 Class C 7.214%, 01/08/2019 (a)(b)(c)		9,285,000	9,338,389
Kilimanjaro Re 2014-1 Class B 4.714%, 04/30/2018 (a)(b)(c)		10,802,000	10,751,231
Kilimanjaro Re 2014-2 Class C 3.964%, 11/25/2019 (a)(b)(c)		28,158,000	28,084,789

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 23.9% (continued)
Kilimanjaro Re 2015-1 Class D 9.464%, 12/06/2019 (a)(b)(c)	$6,742,000	$6,825,601
Kilimanjaro Re 2015-1 Class E 6.964%, 12/06/2019 (a)(b)(c)	9,608,000	9,675,736
Loma Re 2013-1 A 9.584%, 01/08/2018 (a)(b)(c)	2,271,000	2,308,471
Loma Re 2013-1 B 11.954%, 01/08/2018 (a)(b)(c)	6,814,000	6,912,122
Loma Re 2013-1 C 17.954%, 01/08/2018 (a)(b)(c)	11,781,000	12,045,483
Mythen Re 2012-2 A 9.033%, 01/05/2017 (a)(b)(c)	578,000	585,456
Resilience Re Series 1642B 11.070%, 04/07/2019 (a)(b)(c)(d)	10,720,000	9,695,168
Tradewynd Re 2013-1 1 9.074%, 07/09/2018 (a)(b)(c)	10,357,000	11,268,934
Tradewynd Re 2013-2 3-A 6.424%, 01/09/2017 (a)(b)(c)	12,481,000	12,506,586
Tradewynd Re 2013-2 3-B 7.104%, 01/09/2017 (a)(b)(c)	10,698,000	10,768,072
Tradewynd Re 2014-1 Class 3-A 5.310%, 01/08/2018 (a)(b)(c)	10,554,000	10,570,359
Tradewynd Re 2014-1 Class 3-B 7.450%, 01/08/2018 (a)(b)(c)	28,143,000	28,383,623
Tramline Re II 2014-1 Class A 9.964%, 01/04/2019 (a)(b)(c)	18,115,000	18,249,051
VenTerra Re 2013-1 A 3.964%, 01/09/2017 (a)(b)(c)	15,310,000	15,358,227

		269,584,926

Windstorm - 0.7%
Queen Street VIII Re Ltd 6.714%, 06/08/2016 (a)(b)(c)	3,250,000	3,251,950
Queen Street X Re Ltd 5.964%, 06/08/2018 (a)(b)(c)	901,000	894,918
Queen Street XI Re DAC 6.364%, 06/07/2019 (a)(b)(c)	4,104,000	4,106,873

		8,253,741

		318,896,743

Japan - 3.1%

Earthquake - 3.0%
Kizuna Re II Class A 2.464%, 04/06/2018 (a)(b)(c)	6,750,000	6,729,412
Kizuna Re II Class B 2.714%, 04/06/2018 (a)(b)(c)	4,500,000	4,478,850
Nakama Re 2.714%, 04/13/2018 (a)(b)(c)	4,250,000	4,259,138
Nakama Re 2013-1 2.964%, 09/29/2016 (a)(b)(c)	6,500,000	6,495,450
Nakama Re 2014-2 Class 2 3.089%, 01/16/2020 (a)(b)(c)	5,250,000	5,320,875
Nakama Re 2015-1 3.464%, 01/14/2021 (a)(b)(c)	6,000,000	6,134,700

		33,418,425

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 0.1%
Aozora Re 2016-1 A 2.953%, 04/07/2020 (a)(b)(c)	$797,000	$799,232

		34,217,657

Turkey - 1.9%

Earthquake - 1.9%
Bosphorus Re 2013-1 A 2.714%, 05/03/2016 (a)(b)(c)	18,000,000	18,032,400
Bosphorus Re 2015-1 3.735%, 08/17/2018 (a)(b)(c)	3,250,000	3,232,287

		21,264,687

United States - 44.6%

Earthquake - 4.5%
Golden State Re II 2.414%, 01/08/2019 (a)(b)(c)	4,200,000	4,135,740
Merna Re 2015-1 2.214%, 04/09/2018 (a)(b)(c)	1,478,000	1,470,610
Merna Re 2016-1 2.464%, 04/08/2019 (a)(b)(c)	788,000	788,631
Merna Re V 2.214%, 04/07/2017 (a)(b)(c)	1,000,000	996,950
Ursa Re 2014-1 Class A 3.500%, 12/07/2017 (a)(b)(c)	5,631,000	5,617,767
Ursa Re 2014-1 Class B 5.000%, 12/07/2017 (a)(b)(c)	20,237,000	20,308,841
Ursa Re 2015-1 5.000%, 09/21/2018 (a)(b)(c)	17,550,000	17,658,810

		50,977,349

Multiperil - 24.8%
Caelus Re 2013-2 A 7.064%, 04/07/2017 (a)(b)(c)	20,494,000	20,722,508
Caelus Re IV 2016-1 5.714%, 03/06/2020 (a)(b)(c)	7,818,000	7,841,063
East Lane Re VI 2.864%, 03/14/2018 (a)(b)(c)	14,467,000	14,311,480
East Lane VI 2015-1 3.390%, 03/13/2020 (a)(b)(c)	7,597,000	7,602,698
Espada Re 2016-1 20 5.750%, 06/06/2020 (a)(b)(c)	1,217,000	1,211,889
Ibis Re II 2013-1 A 4.214%, 06/28/2016 (a)(b)(c)	3,250,000	3,252,437
Ibis Re II 2013-1 B 4.714%, 06/28/2016 (a)(b)(c)	4,500,000	4,506,075
Ibis Re II 2013-1 C 8.214%, 06/28/2016 (a)(b)(c)	3,250,000	3,272,100
Long Point Re III 2015-1 3.750%, 05/23/2018 (a)(b)(c)	10,569,000	10,651,967
Mona Lisa Re 2013-2 A 7.514%, 07/07/2017 (a)(b)(c)	16,164,000	16,530,923
Northshore Re 2013-1 A 7.464%, 07/05/2016 (a)(b)(c)	14,621,000	14,679,484
PennUnion Re 2015-1 4.714%, 12/07/2018 (a)(b)(c)	1,825,000	1,822,080
Residential Re 2012-1 3 10.214%, 06/06/2016 (a)(b)(c)	2,332,000	2,344,709
Residential Re 2012-2 2 5.964%, 12/06/2016 (a)(b)(c)	1,149,000	1,148,828

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 24.8% (continued)
Residential Re 2012-2 4 19.214%, 12/06/2016 (a)(b)(c)	$2,570,000	$2,596,599
Residential Re 2013-1 11 8.214%, 06/06/2017 (a)(b)(c)	23,100,000	23,798,775
Residential Re 2013-1 3 9.464%, 06/06/2017 (a)(b)(c)	12,600,000	12,989,970
Residential Re 2013-2 1 20.214%, 12/06/2017 (a)(b)(c)	4,580,000	4,611,144
Residential Re 2013-2 4 5.464%, 12/06/2017 (a)(b)(c)	3,600,000	3,562,200
Residential Re 2014-1 10 15.214%, 06/06/2018 (a)(b)(c)	9,197,000	9,104,570
Residential Re 2014-1 13 3.714%, 06/06/2018 (a)(b)(c)	2,544,000	2,536,622
Residential Re 2014-2 Class 4 5.014%, 12/06/2018 (a)(b)(c)	5,653,000	5,548,419
Residential Re 2015-1 Class 10 11.214%, 06/06/2019 (a)(b)(c)	4,070,000	4,094,217
Residential Re 2015-1 Class 11 6.214%, 06/06/2019 (a)(b)(c)	4,428,000	4,536,929
Residential Re 2015-2 Class 3 7.464%, 12/06/2019 (a)(b)(c)	8,495,000	8,476,311
Residential Re 2016-1 10 11.500%, 06/06/2023 (a)(b)(c)(e)	1,663,000	1,663,000
Residential Re 2016-1 11 4.750%, 06/06/2023 (a)(b)(c)(e)	2,138,000	2,138,000
Residential Re 2016-1 13 3.250%, 06/06/2023 (a)(b)(c)(e)	6,000,000	6,000,000
Riverfront Re 2014 4.214%, 01/06/2017 (a)(b)(c)	4,512,000	4,448,832
Sanders Re 2013-1 A 3.714%, 05/05/2017 (a)(b)(c)	22,000,000	21,863,600
Sanders Re 2013-1 B 4.214%, 05/05/2017 (a)(b)(c)	8,110,000	8,093,780
Sanders Re 2014-1 B 3.214%, 05/25/2018 (a)(b)(c)	18,750,000	18,556,875
Sanders Re 2014-1 C 3.454%, 05/25/2018 (a)(b)(c)	19,000,000	18,687,450
Sanders Re 2014-2 4.054%, 06/07/2017 (a)(b)(c)	4,966,000	4,974,194
Skyline Re 2014-1 A 14.214%, 01/23/2017 (a)(b)(c)	1,426,000	1,477,835

		279,657,563

Windstorm - 15.3%
Alamo Re 2015-1 Class A 6.114%, 06/07/2018 (a)(b)(c)	8,540,000	8,757,343
Alamo Re 2015-1 Class B 4.814%, 06/07/2018 (a)(b)(c)	4,426,000	4,552,584
Alamo Re Ltd. 5.454%, 06/07/2017 (a)(b)(c)	12,108,000	12,273,880
Armor Re Ltd. 4.294%, 12/15/2016 (a)(b)(c)	5,450,000	5,410,215
Citrus Re 2014-1 4.674%, 04/18/2017 (a)(b)(c)	6,353,000	6,254,211
Citrus Re 2014-2 4.494%, 04/24/2017 (a)(b)(c)	1,410,000	1,390,894
Citrus Re 2015-1 Class A 5.104%, 04/09/2018 (a)(b)(c)	5,985,000	5,910,786

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 15.3% (continued)
Citrus Re 2015-1 Class B 6.534%, 04/09/2018 (a)(b)(c)	$8,977,000	$8,896,656
Citrus Re 2015-1 Class C 9.694%, 04/09/2018 (a)(b)(c)	2,768,000	2,743,918
Citrus Re 2016-1 D-50 7.714%, 02/25/2019 (a)(b)(c)	3,887,000	3,921,400
Citrus Re 2016-1 E-50 10.714%, 02/25/2019 (a)(b)(c)	3,239,000	3,240,943
Cranberry Re 2015-1 4.014%, 07/06/2018 (a)(b)(c)	2,609,000	2,651,527
Everglades Re 2014 7.664%, 04/28/2017 (a)(b)(c)	28,200,000	28,597,620
Everglades Re II 2015-1 5.364%, 05/03/2018 (a)(b)(c)	6,897,000	6,912,863
Gator Re 2014 6.484%, 01/09/2017 (a)(b)(c)	13,750,000	13,317,563
Kilimanjaro Re 2014-1 Class A 4.964%, 04/30/2018 (a)(b)(c)	9,269,000	9,262,048
Long Point Re III 2013-1 A 4.414%, 05/18/2016 (a)(b)(c)	11,159,000	11,151,747
Manatee Re 2015-1 5.214%, 12/22/2017 (a)(b)(c)	2,424,000	2,397,457
Manatee Re 2016-1 A 5.250%, 03/13/2019 (a)(b)(c)	556,000	552,442
Manatee Re 2016-1 C 16.250%, 03/14/2022 (a)(b)(c)	835,000	820,721
Market Re 2015-2 6.950%, 06/07/2016 (a)(b)(c)(d)	2,709,000	2,870,727
Metrocat Re 2013-1 A 4.714%, 08/05/2016 (a)(b)(c)	3,750,000	3,754,500
Pelican Re 2013-1 A 6.214%, 05/15/2017 (a)(b)(c)	8,862,000	8,953,279
Queen City 3.714%, 01/06/2017 (a)(b)(c)	10,000,000	9,811,500
Tar Heel 2013-1 A 8.714%, 05/09/2016 (a)(b)(c)	8,289,000	8,292,730

		172,699,554

		503,334,466

TOTAL EVENT-LINKED BONDS (Cost $880,707,693)		884,936,312

PARTICIPATION NOTES - 9.4%

Global - 9.4%

Multiperil - 9.4%
Atlas Re X Class A 04/03/2017 (a)(c)(e)	24,789,000	25,819,947
Eden Re 2015-1 04/19/2018 (a)(e)(f)(g) (Cost: $0, Acquisition Date: 12/29/2014)	—	381,029
Eden Re II 2015-1 04/19/2018 (a)(e)(f)(h) (Cost: $136,249; Acquisition Date: 03/19/2015)	135,000	1,138,205
Eden Re II 2016-1 04/23/2019 (a)(e)(f)(h) (Cost: $14,730,815; Original Acquisition Date: 12/30/2015)	14,720,000	15,162,765

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 9.4% (continued)
Sector Re V LTD Series 5 Class B 03/01/2020 (a)(e)(f) (Cost: $61,538; Acquisition Date: 04/30/2015)	$61,538	$4,512,214
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(e)(f) (Cost: $37,500; Acquisition Date: 04/27/2015)	37,500	1,214,045
Sector Re V LTD Series 5 Class G 03/01/2020 (a)(e)(f) (Cost: $60,208; Acquisition Date: 06/26/2015)	60,208	3,014,922
Sector Re V LTD Series 6 Class B 03/01/2021 (a)(f)(h) (Cost: $17,790,802; Acquisition Date: 04/28/2016)	17,790,802	17,790,802
Sector Re V LTD Series 6 Class F 03/01/2021 (a)(f)(h) (Cost: $4,012,000; Acquisition Date: 05/25/2016)	4,012,000	4,012,000
Sector Re V LTD Series 6 Class G 03/01/2021 (a)(f)(h) (Cost: $33,083,000; Acquisition Date: 04/28/2016)	33,083,000	33,083,000

TOTAL PARTICIPATION NOTES (Cost $94,701,112)		106,128,929

PREFERENCE SHARES - 7.7%	SHARES	FAIR VALUE

Global - 7.7%

Multiperil - 7.7%
Arenal (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $6,384,201; Acquisition Date: 03/28/2016)	5,421	6,405,429
Biscayne (Artex Segregated Account Company) (a)(e)(f) (Cost: $17,415,491; Original Acquisition Date: 04/30/2014)	17,296	20,013,249
Hatteras (Artex Segregated Account Company) (a)(e)(f) (Cost: $6,300,000; Acquisition Date: 12/30/2014)	6,300	7,037,524
Hilo (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $2,469,074; Acquisition Date: 06/09/2015)	2,469	2,784,963
Hudson Charles 2 (Mt Logan Re) (a)(e)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,073,821
Hudson Charles 3 (Mt Logan Re) (a)(e)(f) (Cost: $11,904,000; Acquisition Date: 06/19/2014)	11,904	14,568,695
Hudson Paul 3 (Mt Logan Re) (a)(f) (Cost: $8,062,500; Acquisition Date: 04/02/2014)	8,063	8,070,467
Kona (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $2,149,137; Acquisition Date: 07/23/2015)	2,412	2,451,575

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE REINSURANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Multiperil - 7.7% (continued)
Lorenz Re Class B (a)(e)(f)(h) (Cost: $49,349; Acquisition Date: 03/25/2013)	493	$58,808
LRe 2015 (a)(e)(f) (Cost: $25,828; Acquisition Date: 03/31/2015)	258	459,596
LRe 2016 (a)(e)(f)(h) (Cost: $5,107,000; Acquisition Date: 04/01/2016)	51,070	5,125,720
Minnewaska (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $3,744,456; Original Acquisition Date: 05/29/2015)	3,216	4,323,530
Rondout (Artex Segregated Account Company) (a)(e)(f) (Cost: $6,891,227; Acquisition Date: 05/29/2015)	6,083	7,847,290

TOTAL PREFERENCE SHARES (Cost $78,564,763)		87,220,667

SHORT-TERM INVESTMENTS - 4.8%

Money Market Fund - 4.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (i)	13,411,849	13,411,849
First American Government Obligations Fund - Class Z - 0.21% (i)	13,411,849	13,411,849
First American Treasury Obligations Fund - Class Z - 0.18% (i)	13,411,849	13,411,849
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (i)	13,411,849	13,411,849

TOTAL SHORT-TERM INVESTMENTS (Cost $53,647,396)		53,647,396

TOTAL INVESTMENTS (Cost $1,107,620,964) - 100.4%		1,131,933,304

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(4,990,816)

TOTAL NET ASSETS - 100.0%		$1,126,942,488

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $1,066,313,201. Foreign concentration is as follows: Bermuda: 73.3%, Cayman Islands: 17.1%, Ireland: 4.2%.
(b)	Variable rate security. The rate shown is as of April 30, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $910,756,259 which represented 80.8% of net assets.
(d)	Zero-coupon bond. Rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $140,194,327, which represents 12.4% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at April 30, 2016 was $167,529,649, which represents 14.9% of net assets.
(g)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Euro Fx, June 2016 Settlement	137	$19,633,812	$(812,117)
U.S. Treasury 5-Year Note, June 2016 Settlement	68	8,222,156	8,885

TOTAL FUTURES CONTRACTS SOLD		$27,855,968	$(803,232)

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
EVENT-LINKED BONDS - 80.9%

China - 0.1%

Earthquake - 0.1%
Panda Re 2015-1 4.264%, 06/30/2018 (a)(b)(c)	$668,000	$662,663

Global - 27.7%

Earthquake - 0.9%
Acorn Re 2015-1 4.049%, 07/17/2018 (a)(b)(c)	3,155,000	3,202,325
Market Re 2014-4 Class A 4.000%, 06/15/2016 (a)(b)(c)	944,000	940,932
Market Re 2014-4 Class B 4.000%, 06/15/2016 (a)(b)(c)	343,000	341,885

		4,485,142

Mortality/Longevity - 2.2%
Chesterfield Re 2014-1 4.500%, 12/15/2034 (c)	10,793,270	10,818,256

Multiperil - 24.1%
Atlas IX 2015-1 7.460%, 01/07/2019 (a)(b)(c)	2,074,000	2,041,127
Atlas IX 2016-1 7.985%, 01/08/2020 (a)(b)(c)	8,035,000	8,173,604
Blue Danube II 2013-1 A 4.562%, 05/23/2016 (a)(b)(c)	6,958,000	6,959,740
Galileo Re 2013-1 7.614%, 01/09/2017 (a)(b)(c)	4,000,000	4,030,400
Galileo Re 2015-1 Class A 13.714%, 01/08/2018 (a)(b)(c)	3,793,000	3,899,583
Galileo Re 2016-1 Class A 13.714%, 01/08/2019 (a)(b)(c)	4,333,000	4,373,514
Galileo Re 2016-1 Class B 9.214%, 01/08/2019 (a)(b)(c)	4,333,000	4,361,815
Galileo Re 2016-1 Class C 7.214%, 01/08/2019 (a)(b)(c)	4,332,000	4,356,909
Kilimanjaro Re 2014-1 Class B 4.714%, 04/30/2018 (a)(b)(c)	5,944,000	5,916,063
Kilimanjaro Re 2014-2 Class C 3.964%, 11/25/2019 (a)(b)(c)	11,842,000	11,811,211
Kilimanjaro Re 2015-1 Class D 9.464%, 12/06/2019 (a)(b)(c)	3,258,000	3,298,399
Kilimanjaro Re 2015-1 Class E 6.964%, 12/06/2019 (a)(b)(c)	4,642,000	4,674,726
Loma Re 2013-1 A 9.584%, 01/08/2018 (a)(b)(c)	1,394,000	1,417,001
Loma Re 2013-1 B 11.954%, 01/08/2018 (a)(b)(c)	3,181,000	3,226,806
Loma Re 2013-1 C 17.954%, 01/08/2018 (a)(b)(c)	7,230,000	7,392,314
Mythen Re 2012-2 A 9.033%, 01/05/2017 (a)(b)(c)	422,000	427,444
Resilience Re Series 1642B 11.070%, 04/07/2019 (a)(b)(c)(d)	4,691,000	4,242,540
Tradewynd Re 2013-1 1 9.074%, 07/09/2018 (a)(b)(c)	4,143,000	4,507,791
Tradewynd Re 2013-2 3-A 6.424%, 01/09/2017 (a)(b)(c)	5,019,000	5,029,289

	PRINCIPAL AMOUNT	FAIR VALUE

Multiperil - 24.1% (continued)
Tradewynd Re 2013-2 3-B 7.104%, 01/09/2017 (a)(b)(c)	$4,302,000	$4,330,178
Tradewynd Re 2014-1 Class 3-A 5.310%, 01/08/2018 (a)(b)(c)	4,446,000	4,452,891
Tradewynd Re 2014-1 Class 3-B 7.450%, 01/08/2018 (a)(b)(c)	11,857,000	11,958,377
Tramline Re II 2014-1 Class A 9.964%, 01/04/2019 (a)(b)(c)	7,635,000	7,691,499
VenTerra Re 2013-1 A 3.964%, 01/09/2017 (a)(b)(c)	312,000	312,983

		118,886,204

Windstorm - 0.5%
Queen Street VIII Re Ltd 6.714%, 06/08/2016 (a)(b)(c)	250,000	250,150
Queen Street X Re Ltd 5.964%, 06/08/2018 (a)(b)(c)	378,000	375,449
Queen Street XI Re DAC 6.364%, 06/07/2019 (a)(b)(c)	1,896,000	1,897,327

		2,522,926

		136,712,528

Japan - 0.1%

Windstorm - 0.1%
Aozora Re 2016-1 A 2.953%, 04/07/2020 (a)(b)(c)	352,000	352,985

United States - 53.0%

Earthquake - 4.6%
Golden State Re II 2.414%, 01/08/2019 (a)(b)(c)	2,900,000	2,855,630
Merna Re 2016-1 2.464%, 04/08/2019 (a)(b)(c)	343,000	343,274
Ursa Re 2014-1 Class A 3.500%, 12/07/2017 (a)(b)(c)	2,369,000	2,363,433
Ursa Re 2014-1 Class B 5.000%, 12/07/2017 (a)(b)(c)	8,513,000	8,543,221
Ursa Re 2015-1 5.000%, 09/21/2018 (a)(b)(c)	8,450,000	8,502,390

		22,607,948

Multiperil - 21.0%
Caelus Re 2013-2 A 7.064%, 04/07/2017 (a)(b)(c)	11,506,000	11,634,292
East Lane Re VI 2.864%, 03/14/2018 (a)(b)(c)	6,340,000	6,271,845
East Lane VI 2015-1 3.390%, 03/13/2020 (a)(b)(c)	3,190,000	3,192,392
Espada Re 2016-1 20 5.750%, 06/06/2020 (a)(b)(c)	568,000	565,614
Ibis Re II 2013-1 C 8.214%, 06/28/2016 (a)(b)(c)	2,000,000	2,013,600
Long Point Re III 2015-1 3.750%, 05/23/2018 (a)(b)(c)	4,431,000	4,465,783
Mona Lisa Re 2013-2 A 7.514%, 07/07/2017 (a)(b)(c)	1,836,000	1,877,677
Northshore Re 2013-1 A 7.464%, 07/05/2016 (a)(b)(c)	5,379,000	5,400,516

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 21.0% (continued)
PennUnion Re 2015-1 4.714%, 12/07/2018 (a)(b)(c)	$1,004,000	$1,002,394
Residential Re 2012-1 3 10.214%, 06/06/2016 (a)(b)(c)	1,668,000	1,677,091
Residential Re 2012-2 2 5.964%, 12/06/2016 (a)(b)(c)	851,000	850,872
Residential Re 2012-2 4 19.214%, 12/06/2016 (a)(b)(c)	1,780,000	1,798,423
Residential Re 2013-1 11 8.214%, 06/06/2017 (a)(b)(c)	15,400,000	15,865,850
Residential Re 2013-1 3 9.464%, 06/06/2017 (a)(b)(c)	8,400,000	8,659,980
Residential Re 2013-2 1 20.214%, 12/06/2017 (a)(b)(c)	2,420,000	2,436,456
Residential Re 2013-2 4 5.464%, 12/06/2017 (a)(b)(c)	1,900,000	1,880,050
Residential Re 2014-1 10 15.214%, 06/06/2018 (a)(b)(c)	3,965,000	3,925,152
Residential Re 2014-1 13 3.714%, 06/06/2018 (a)(b)(c)	1,097,000	1,093,819
Residential Re 2014-2 Class 4 5.014%, 12/06/2018 (a)(b)(c)	2,347,000	2,303,580
Residential Re 2015-1 Class 10 11.214%, 06/06/2019 (a)(b)(c)	1,983,000	1,994,799
Residential Re 2015-1 Class 11 6.214%, 06/06/2019 (a)(b)(c)	2,157,000	2,210,062
Residential Re 2015-2 Class 3 7.464%, 12/06/2019 (a)(b)(c)	4,005,000	3,996,189
Residential Re 2016-1 10 11.500%, 06/06/2023 (a)(b)(c)(e)	728,000	728,000
Residential Re 2016-1 11 4.750%, 06/06/2023 (a)(b)(c)(e)	936,000	936,000
Riverfront Re 2014 4.214%, 01/06/2017 (a)(b)(c)	1,966,000	1,938,476
Sanders Re 2013-1 B 4.214%, 05/05/2017 (a)(b)(c)	6,890,000	6,876,220
Sanders Re 2014-1 D 4.074%, 05/28/2019 (a)(b)(c)	6,705,000	6,629,234
Sanders Re 2014-2 4.054%, 06/07/2017 (a)(b)(c)	1,140,000	1,141,881
Skyline Re 2014-1 A 14.214%, 01/23/2017 (a)(b)(c)	408,000	422,831

		103,789,078

Windstorm - 27.4%
Alamo Re 2015-1 Class A 6.114%, 06/07/2018 (a)(b)(c)	24,557,000	25,181,976
Alamo Re 2015-1 Class B 4.814%, 06/07/2018 (a)(b)(c)	12,015,000	12,358,629
Armor Re Ltd. 4.294%, 12/15/2016 (a)(b)(c)	15,700,000	15,585,390
Citrus Re 2014-1 4.674%, 04/18/2017 (a)(b)(c)	2,703,000	2,660,968
Citrus Re 2014-2 4.494%, 04/24/2017 (a)(b)(c)	607,000	598,775
Citrus Re 2015-1 Class A 5.104%, 04/09/2018 (a)(b)(c)	2,514,000	2,482,827

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 27.4% (continued)
Citrus Re 2015-1 Class B 6.534%, 04/09/2018 (a)(b)(c)	$3,770,000	$3,736,259
Citrus Re 2015-1 Class C 9.694%, 04/09/2018 (a)(b)(c)	1,163,000	1,152,882
Citrus Re 2016-1 D-50 7.714%, 02/25/2019 (a)(b)(c)	856,000	863,576
Citrus Re 2016-1 E-50 10.714%, 02/25/2019 (a)(b)(c)	713,000	713,428
Cranberry Re 2015-1 4.014%, 07/06/2018 (a)(b)(c)	1,097,000	1,114,881
Everglades Re 2014 7.664%, 04/28/2017 (a)(b)(c)	24,042,000	24,380,992
Everglades Re II 2015-1 5.364%, 05/03/2018 (a)(b)(c)	19,103,000	19,146,937
Gator Re 2014 6.484%, 01/09/2017 (a)(b)(c)	6,026,000	5,836,482
Kilimanjaro Re 2014-1 Class A 4.964%, 04/30/2018 (a)(b)(c)	3,991,000	3,988,007
Manatee Re 2015-1 5.214%, 12/22/2017 (a)(b)(c)	1,005,000	993,995
Market Re 2015-2 6.950%, 06/07/2016 (a)(b)(c)(d)	1,319,000	1,397,744
Pelican Re 2013-1 A 6.214%, 05/15/2017 (a)(b)(c)	7,388,000	7,464,096
Tar Heel 2013-1 A 8.714%, 05/09/2016 (a)(b)(c)	5,711,000	5,713,570

		135,371,414

		261,768,440

TOTAL EVENT-LINKED BONDS (Cost $396,377,499)		399,496,616

PARTICIPATION NOTES - 8.5%

Global - 8.5%

Multiperil - 8.5%
Atlas Re X Class A 04/03/2017 (a)(c)(e)	15,211,000	15,843,608
Eden Re 2015-1 04/19/2018 (a)(e)(f)(g) (Cost: $0; Acquisition Date: 12/29/2014)	—	142,886
Eden Re II 2015-1 04/19/2018 (a)(e)(f)(h) (Cost: $73,171; Acquisition Date: 03/19/2015)	72,500	611,258
Eden Re II 2016-1 04/23/2019 (a)(e)(f)(h) (Cost: $7,177,500; Acquisition Date: 12/30/2015)	7,177,500	7,393,393
Sector Re V LTD Series 5 Class B 03/01/2020 (a)(e)(f) (Cost: $24,530; Acquisition Date: 04/30/2015)	24,530	1,798,639
Sector Re V LTD Series 5 Class F 03/01/2020 (a)(e)(f) (Cost: $15,625; Acquisition Date: 04/27/2015)	15,625	505,852

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 8.5% (continued)
Sector Re V LTD Series 5 Class G 03/01/2020 (a)(e)(f) (Cost: $11,468, Acquisition Date: 06/26/2015)	$11,468	$574,261
Sector Re V LTD Series 6 Class B 03/01/2021 (a)(f)(h) (Cost: $6,985,067; Acquisition Date: 04/28/2016)	6,985,067	6,985,067
Sector Re V LTD Series 6 Class G 03/01/2021 (a)(f)(h) (Cost: $8,211,845; Acquisition Date: 04/28/2016)	8,211,945	8,211,945

TOTAL PARTICIPATION NOTES (Cost $37,710,306)		42,066,909

PREFERENCE SHARES - 9.4%	SHARES	FAIR VALUE

Global - 9.4%

Multiperil - 9.4%
Arenal (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $12,589,776; Acquisition Date: 05/07/2015)	12,590	14,876,022
Biscayne (Artex Segregated Account Company) (a)(e)(f) (Cost: $10,874,225; Original Acquisition Date: 04/30/2014)	10,896	12,608,461
Hilo (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $1,181,950; Acquisition Date: 06/09/2015)	1,182	1,333,167
Hudson Charles 2 (Mt Logan Re) (a)(e)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,476,875
Hudson Charles 3 (Mt Logan Re) (a)(e)(f) (Cost: $3,446,000; Acquisition Date: 06/19/2014)	3,446	4,217,383
Hudson Paul 3 (Mt Logan Re) (a)(f) (Cost: $3,472,000; Acquisition Date: 04/02/2014)	3,472	3,475,431
Kona (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $400,958; Acquisition Date: 07/23/2015)	450	457,383
Lorenz Re Class B (a)(e)(f)(h) (Cost: $16,450; Acquisition Date: 03/25/2013)	165	19,603
LRe 2015 (a)(e)(f) (Cost: $10,896; Acquisition Date: 03/31/2015)	109	193,889
Minnewaska (Artex Segregated Account Company) (a)(e)(f)(h) (Cost: $1,793,421; Original Acquisition Date: 05/29/2015)	1,540	2,070,770

	SHARES	FAIR VALUE
Multiperil - 9.4% (continued)
Rondout (Artex Segregated Account Company) (a)(e)(f) (Cost: $3,300,563; Acquisition Date: 05/29/2015)	2,913	$3,758,470

TOTAL PREFERENCE SHARES (Cost $40,558,239)		46,487,454

SHORT-TERM INVESTMENTS - 1.0%

Money Market Fund - 1.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (i)	1,253,560	1,253,560
First American Government Obligations Fund - Class Z - 0.21% (i)	1,253,560	1,253,560
First American Treasury Obligations Fund - Class Z - 0.18% (i)	1,253,559	1,253,559
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (i)	1,253,560	1,253,560

TOTAL SHORT-TERM INVESTMENTS (Cost $5,014,239)		5,014,239

TOTAL INVESTMENTS (Cost $479,660,283) - 99.8%		493,065,218

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		1,209,644

TOTAL NET ASSETS - 100.0%		$494,274,862

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is the geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $477,232,723. Foreign concentration is as follows: Bermuda: 76.6%, Cayman Islands: 17.5%, Ireland: 2.5%.
(b)	Variable rate security. The rate shown is as of April 30, 2016.
(c)	Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $415,340,224, which represents 84.0% of net assets.
(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $71,545,920, which represents 14.5% of net assets.
(f)	Security is restricted to resale. The aggregate value of these securities at April 30, 2016 was $72,710,755, which represents 14.7% of net assets.
(g)	Security’s principal was returned in full so the fair value represents the expected future dividend receipt.
(h)	Non-income producing security.
(i)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
FUTURE CONTRACTS SOLD
U.S. Treasury 5-Year Note, June 2016 Settlement	61	$7,375,758	$7,970

TOTAL FUTURE CONTRACTS SOLD		$7,375,758	$7,970

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 7.6%

Automobiles & Components - 0.2%
Delphi Automotive PLC (a)(b)	400	$29,452
Ford Motor Co. (b)	9,100	123,396
General Motors Co. (b)	900	28,620
Goodyear Tire & Rubber Co. (b)	900	26,073
Harley-Davidson, Inc. (b)	200	9,566
Lear Corp. (b)	2,000	230,260
Tesla Motors, Inc. (b)(c)	1,500	361,140

		808,507

Banks - 0.1%
Bank of America Corp. (b)	10,000	145,600
Citigroup, Inc. (b)	600	27,768
Comerica, Inc. (b)	200	8,880
JPMorgan Chase & Co. (b)	300	18,960
M&T Bank Corp. (b)	1,600	189,312
Popular, Inc. (a)(b)	145	4,309
Wells Fargo & Co. (b)	400	19,992

		414,821

Capital Goods - 0.4%
3M Co. (b)	700	117,166
Boeing Co. (b)	500	67,400
Caterpillar, Inc. (b)	800	62,176
Chicago Bridge & Iron Co. NV (a)(b)	800	32,200
Colfax Corp. (b)(c)	600	19,458
Cummins, Inc. (b)	1,000	117,030
Deere & Co. (b)	200	16,822
Fluor Corp. (b)	600	32,796
General Electric Co. (b)	8,300	255,225
Honeywell International, Inc. (b)	100	11,427
Joy Global, Inc. (b)	1,000	21,300
Lennox International, Inc. (b)	100	13,495
Lockheed Martin Corp. (b)	200	46,476
Navistar International Corp. (b)(c)	2,300	34,707
NOW, Inc. (b)(c)	25	451
Orbital ATK, Inc. (b)	100	8,700
Raytheon Co. (b)	200	25,270
Rockwell Collins, Inc. (b)	100	8,819
Roper Technologies, Inc. (b)	251	44,199
SolarCity Corp. (b)(c)	2,000	60,640
Spirit AeroSystems Holdings, Inc. (b)(c)	4,700	221,605
Terex Corp. (b)	1,200	28,668
Textron, Inc. (b)	800	30,944
TransDigm Group, Inc. (b)(c)	200	45,574
Trinity Industries, Inc. (b)	1,000	19,510
United Rentals, Inc. (b)(c)	500	33,465
United Technologies Corp. (b)	300	31,311
Valmont Industries, Inc. (b)	400	56,152
Veritiv Corp. (b)(c)	8	328

		1,463,314

Commercial & Professional Services - 0.0%
ADT Corp. (b)	400	16,792

Consumer Durables & Apparel - 0.3%
Coach, Inc. (b)	400	16,108
DR Horton, Inc. (b)	900	27,054

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 0.3% (continued)
Fossil Group, Inc. (b)(c)	2,400	$97,200
Garmin Ltd. (a)(b)	3,933	167,664
Hanesbrands, Inc. (b)	8,800	255,464
Harman International Industries, Inc. (b)	490	37,612
Michael Kors Holdings Ltd. (a)(b)(c)	300	15,498
NIKE, Inc. (b)	1,500	88,410
PulteGroup, Inc. (b)	10,800	198,612
Toll Brothers, Inc. (b)(c)	4,100	111,930
Under Armour, Inc. - Class A (b)(c)	200	8,788
Under Armour, Inc. - Class C (b)(c)	200	8,160
VF Corp. (b)	3,200	201,760
Vista Outdoor, Inc. (b)(c)	400	19,192

		1,253,452

Consumer Services - 0.2%
Caesars Entertainment Corp. (b)(c)	600	4,098
Chipotle Mexican Grill, Inc. (b)(c)	100	42,097
H&R Block, Inc. (b)	6,300	127,512
Hilton Worldwide Holdings, Inc. (b)	3,100	68,355
Las Vegas Sands Corp. (b)	400	18,060
Marriott International, Inc. (b)	701	49,133
McDonald’s Corp. (b)	300	37,947
MGM Resorts International (b)(c)	5,000	106,500
Royal Caribbean Cruises Ltd. (a)(b)	3,400	263,160
Starbucks Corp. (b)	400	22,492
Starwood Hotels & Resorts Worldwide, Inc. (b)	200	16,376
Wynn Resorts Ltd. (b)	1,000	88,300
Yum! Brands, Inc. (b)	70	5,569

		849,599

Diversified Financials - 0.3%
American Express Co. (b)	200	13,086
Ameriprise Financial, Inc. (b)	1,609	154,303
Bank of New York Mellon Corp. (b)	700	28,168
BlackRock, Inc. (b)	100	35,633
Capital One Financial Corp. (b)	100	7,239
CME Group, Inc. (b)	200	18,382
Discover Financial Services (b)	2,000	112,540
E*TRADE Financial Corp. (b)(c)	100	2,518
FactSet Research Systems, Inc. (b)	410	61,808
Goldman Sachs Group, Inc. (b)	1,300	213,343
Moody’s Corp. (b)	300	28,716
Morgan Stanley (b)	2,000	54,120
NASDAQ OMX Group, Inc. (b)	100	6,171
Northern Trust Corp. (b)	2,900	206,132
S&P Global, Inc. (b)	300	32,055

		974,214

Energy - 0.4%
Anadarko Petroleum Corp. (b)	300	15,828
Apache Corp. (b)	700	38,080
Baker Hughes, Inc. (b)	700	33,852
California Resources Corp. (b)	917	2,018
Cheniere Energy, Inc. (b)(c)	5,200	202,176
Chesapeake Energy Corp. (b)	2,000	13,740
Chevron Corp. (b)	500	51,090
Concho Resources, Inc. (b)(c)	1,800	209,106

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Energy - 0.4% (continued)
ConocoPhillips (b)	100	$4,779
CONSOL Energy, Inc. (b)	600	9,030
Continental Resources, Inc. (b)(c)	300	11,178
CVR Energy, Inc. (b)	4,600	111,688
Devon Energy Corp. (b)	100	3,468
Energen Corp. (b)	2,400	101,976
EOG Resources, Inc. (b)	1,000	82,620
EQT Corp. (b)	1,000	70,100
Exxon Mobil Corp. (b)	400	35,360
Halliburton Co. (b)	800	33,048
Helmerich & Payne, Inc. (b)	500	33,060
HollyFrontier Corp. (b)	200	7,120
Kinder Morgan, Inc. (b)	100	1,776
Marathon Oil Corp. (b)	500	7,045
Marathon Petroleum Corp. (b)	2,200	85,976
National Oilwell Varco, Inc. (b)	100	3,604
Newfield Exploration Co. (b)(c)	1,500	54,375
Occidental Petroleum Corp. (b)	400	30,660
Peabody Energy Corp. (b)	393	668
Phillips 66 (b)	400	32,844
Pioneer Natural Resources Co. (b)	400	66,440
Schlumberger Ltd. (a)(b)	1,844	148,147
Seadrill Ltd. (a)(b)(c)	1,000	4,780
Seventy Seven Energy, Inc. (b)(c)	379	72
Southwestern Energy Co. (b)(c)	1,000	13,430
Tesoro Corp. (b)	2,000	159,380
Valero Energy Corp. (b)	200	11,774
Whiting Petroleum Corp. (b)(c)	3	36
Williams Cos., Inc. (b)	100	1,939

		1,692,263

Food & Staples Retailing - 0.2%
Costco Wholesale Corp. (b)	100	14,813
CVS Health Corp. (b)	1,800	180,900
Kroger Co. (b)	4,800	169,872
Rite Aid Corp. (b)(c)	26,100	210,105
Walgreens Boots Alliance, Inc. (b)	200	15,856
Wal-Mart Stores, Inc. (b)	400	26,748
Whole Foods Market, Inc. (b)	1,314	38,211

		656,505

Food, Beverage & Tobacco - 0.3%
Altria Group, Inc. (b)	500	31,355
Coca-Cola Co. (b)	600	26,880
Coca-Cola Enterprises, Inc. (b)	1,200	62,976
JM Smucker Co. (b)	1,800	228,564
Mead Johnson Nutrition Co. (b)	300	26,145
Mondelez International, Inc. (b)	700	30,072
Monster Beverage Corp. (b)(c)	2,100	302,862
PepsiCo., Inc. (b)	100	10,296
Philip Morris International, Inc. (b)	200	19,624
Reynolds American, Inc. (b)	580	28,768
Tyson Foods, Inc. (b)	4,001	263,346

		1,030,888

Health Care Equipment & Services - 0.6%
Abbott Laboratories (b)	3,000	116,700
Aetna, Inc. (b)	600	67,362

	SHARES	FAIR VALUE
Health Care Equipment & Services - 0.6% (continued)
AmerisourceBergen Corp. (b)	1,000	$85,100
Anthem, Inc. (b)	500	70,385
Athenahealth, Inc. (b)(c)	500	66,650
Baxter International, Inc. (b)	200	8,844
Becton, Dickinson & Co. (b)	300	48,378
C.R. Bard, Inc. (b)	1,410	299,160
Cardinal Health, Inc. (b)	100	7,846
Centene Corp. (b)(c)	1,146	71,034
Cigna Corp. (b)	1,400	193,956
Cooper Cos., Inc. (b)	400	61,232
Dentsply Sirona, Inc. (b)	180	10,705
Express Scripts Holding Co. (b)(c)	2,100	154,833
Halyard Health, Inc. (b)(c)	212	5,970
Hologic, Inc. (b)(c)	3,200	107,488
Humana, Inc. (b)	1,788	316,601
Intuitive Surgical, Inc. (b)(c)	300	187,908
Laboratory Corp. of America Holdings (b)(c)	100	12,532
McKesson Corp. (b)	200	33,564
Medtronic PLC (a)(b)	495	39,179
Quest Diagnostics, Inc. (b)	200	15,034
St. Jude Medical, Inc. (b)	2,900	220,980
UnitedHealth Group, Inc. (b)	2,000	263,360
Universal Health Services, Inc. (b)	8	1,069
Zimmer Biomet Holdings, Inc. (b)	100	11,577

		2,477,447

Household & Personal Products - 0.1%
Colgate-Palmolive Co. (b)	500	35,460
Edgewell Personal Care Co. (b)	400	32,828
Energizer Holdings, Inc. (b)	500	21,745
Estee Lauder Cos., Inc. (b)	800	76,696
Herbalife Ltd. (a)(b)(c)	1,500	86,925
Kimberly-Clark Corp. (b)	700	87,633
Nu Skin Enterprises, Inc. (b)	2,400	97,848
Procter & Gamble Co. (b)	1,300	104,156

		543,291

Insurance - 0.1%
American International Group, Inc. (b)	3,200	178,624
AmTrust Financial Services, Inc. (b)	1,000	24,850
Assured Guaranty Ltd. (a)(b)	3,800	98,306
Hartford Financial Services Group, Inc. (b)	100	4,438
Lincoln National Corp. (b)	200	8,690
MBIA, Inc. (b)(c)	17,600	137,280
MetLife, Inc. (b)	100	4,510

		456,698

Materials - 0.5%
Air Products & Chemicals, Inc. (b)	100	14,589
Alcoa, Inc. (b)	5,300	59,201
Allegheny Technologies, Inc. (b)	3,200	52,288
Ashland, Inc. (b)	300	33,480
Avery Dennison Corp. (b)	1,400	101,654
Celanese Corp. (b)	3,541	250,349
CF Industries Holdings, Inc. (b)	100	3,307
Chemours Co. (b)	560	5,107
Cliffs Natural Resources, Inc. (b)(c)	9,000	47,430

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Materials - 0.5% (continued)
Crown Holdings, Inc. (b)(c)	4,000	$211,840
Dow Chemical Co. (b)	2,400	126,264
Ecolab, Inc. (b)	700	80,486
EI Du Pont de Nemours & Co. (b)	400	26,364
Freeport-McMoRan, Inc. (b)	1,000	14,000
GCP Applied Technologies, Inc. (b)(c)	400	8,852
Huntsman Corp. (b)	8,800	138,512
International Paper Co. (b)	600	25,962
LyondellBasell Industries NV (a)(b)	694	57,373
Monsanto Co. (b)	400	37,472
Mosaic Co. (b)	1,000	27,990
NewMarket Corp. (b)	100	40,606
Newmont Mining Corp. (b)	200	6,994
Nucor Corp. (b)	600	29,868
PPG Industries, Inc. (b)	300	33,117
Royal Gold, Inc. (b)	1	63
Sherwin-Williams Co. (b)	300	86,193
Southern Copper Corp. (b)	100	2,967
United States Steel Corp. (b)	8,056	153,950
Vulcan Materials Co. (b)	2,000	215,260
WR Grace & Co. (b)(c)	200	15,336

		1,906,874

Media - 0.3%
CBS Corp. (b)	200	11,182
Charter Communications, Inc. (b)(c)	300	63,672
Comcast Corp. (b)	3,000	182,280
DISH Network Corp. (b)(c)	700	34,503
Gannett Co., Inc. (b)	150	2,527
Interpublic Group of Cos., Inc. (b)	1,000	22,940
Liberty Broadband Corp. - Class A (b)(c)	350	20,062
Liberty Broadband Corp. - Class C (b)(c)	700	40,075
Madison Square Garden Co. (b)(c)	1,072	168,283
MSG Networks, Inc. (b)(c)	3,219	55,013
Omnicom Group, Inc. (b)	2,727	226,259
TEGNA, Inc. (b)	200	4,672
Time Warner Cable, Inc. (b)	400	84,844
Time Warner, Inc. (b)	100	7,514
Walt Disney Co. (b)	2,500	258,150

		1,181,976

Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
AbbVie, Inc. (b)	168	10,248
Agilent Technologies, Inc. (b)	4,100	167,772
Alexion Pharmaceuticals, Inc. (b)(c)	1,700	236,776
Alkermes PLC (a)(b)(c)	500	19,875
Allergan PLC (a)(b)(c)	1,237	267,885
Amgen, Inc. (b)	3,100	490,730
Baxalta, Inc. (b)	800	33,560
Biogen, Inc. (b)(c)	100	27,499
Bristol-Myers Squibb Co. (b)	600	43,308
Celgene Corp. (b)(c)	2,600	268,866
Eli Lilly & Co. (b)	100	7,553
Endo International PLC (a)(b)(c)	100	2,700
Gilead Sciences, Inc. (b)	2,600	229,346
Illumina, Inc. (b)(c)	400	53,996
Incyte Corp. (b)(c)	300	21,681
Jazz Pharmaceuticals PLC (a)(b)(c)	360	54,252

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 0.8% (continued)
Johnson & Johnson (b)	100	$11,208
Mallinckrodt PLC (a)(b)(c)	3,729	233,137
MannKind Corp. (b)(c)	21,300	28,755
Medivation, Inc. (b)(c)	1,800	104,040
Merck & Co., Inc. (b)	500	27,420
Mettler-Toledo International, Inc. (b)(c)	100	35,795
Mylan NV (a)(b)(c)	100	4,171
Pfizer, Inc. (b)	6,400	209,344
Regeneron Pharmaceuticals, Inc. (b)(c)	700	263,697
Thermo Fisher Scientific, Inc. (b)	100	14,425

		2,868,039

Real Estate - 0.0%
Howard Hughes Corp. (b)(c)	300	31,551
Jones Lang LaSalle, Inc. (b)	400	46,068

		77,619

Retailing - 0.9%
Abercrombie & Fitch Co. (b)	4,700	125,631
Advance Auto Parts, Inc. (b)	1,200	187,320
Amazon.com, Inc. (b)(c)	100	65,959
Bed Bath & Beyond, Inc. (b)(c)	2,800	132,216
Best Buy Co., Inc. (b)	3,600	115,488
Dillard’s, Inc. (b)	2,188	154,145
Dollar General Corp. (b)	200	16,382
Dollar Tree, Inc. (b)(c)	520	41,449
Expedia, Inc. (b)	2,000	231,540
GameStop Corp. (b)	500	16,400
Gap, Inc. (b)	900	20,862
Genuine Parts Co. (b)	300	28,791
Groupon, Inc. (b)(c)	500	1,810
Home Depot, Inc. (b)	600	80,334
J.C. Penney Co., Inc. (b)(c)	30,500	283,040
Kohl’s Corp. (b)	1,500	66,450
L Brands, Inc. (b)	300	23,487
Liberty Interactive Corp. (b)(c)	1,951	51,116
Macy’s, Inc. (b)	900	35,631
Netflix, Inc. (b)(c)	5,500	495,165
Nordstrom, Inc. (b)	3,000	153,390
O’Reilly Automotive, Inc. (b)(c)	1,034	271,611
Priceline Group, Inc. (b)(c)	100	134,366
Sears Holdings Corp. (b)(c)	200	3,275
Signet Jewelers Ltd. (a)(b)	1,000	108,560
Target Corp. (b)	400	31,800
Tiffany & Co. (b)	400	28,540
TripAdvisor, Inc. (b)(c)	4,800	310,032
Ulta Salon Cosmetics & Fragrance, Inc. (b)(c)	100	20,828
Williams-Sonoma, Inc. (b)	2,390	140,484

		3,376,102

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (b)(c)	46,969	166,740
Analog Devices, Inc. (b)	200	11,264
Applied Materials, Inc. (b)	3,700	75,739
Broadcom Ltd. (a)(b)	1,812	264,099
Cree, Inc. (b)(c)	5,500	134,805
First Solar, Inc. (b)(c)	4,200	234,528

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 0.4% (continued)
Intel Corp. (b)	400	$12,112
Linear Technology Corp. (b)	600	26,688
Marvell Technology Group Ltd. (a)(b)	6,000	59,880
Micron Technology, Inc. (b)(c)	5,600	60,200
NVIDIA Corp. (b)	5,900	209,627
Skyworks Solutions, Inc. (b)	600	40,092
Texas Instruments, Inc. (b)	3,400	193,936

		1,489,710

Software & Services - 0.9%
Accenture PLC (a)(b)(d)	300	33,876
Activision Blizzard, Inc. (b)	3,500	120,645
Adobe Systems, Inc. (b)(c)	1,800	169,596
Akamai Technologies, Inc. (b)(c)	200	10,198
Alphabet, Inc. - Class A (b)(c)	300	212,364
Alphabet, Inc. - Class C (b)(c)	501	347,198
Autodesk, Inc. (b)(c)	600	35,892
Automatic Data Processing, Inc. (b)	100	8,844
Blackhawk Network Holdings, Inc. (b)(c)	887	28,499
CDK Global, Inc. (b)	33	1,570
Cognizant Technology Solutions Corp. (b)(c)	100	5,837
Computer Sciences Corp. (b)	500	16,565
CSRA, Inc. (b)	500	12,980
eBay, Inc. (b)(c)	3,004	73,388
Electronic Arts, Inc. (b)(c)	2,600	160,810
Facebook, Inc. (b)(c)	1,100	129,338
Fidelity National Information Services, Inc. (b)	3,400	223,720
FireEye, Inc. (b)(c)	1,300	22,555
Fiserv, Inc. (b)(c)	200	19,544
FleetCor Technologies, Inc. (b)(c)	200	30,936
International Business Machines Corp. (b)	200	29,188
Intuit, Inc. (b)	500	50,445
Jack Henry & Associates, Inc. (b)	500	40,515
LinkedIn Corp. (b)(c)	100	12,531
MasterCard, Inc. (b)	1,200	116,388
Microsoft Corp. (b)	700	34,909
NetSuite, Inc. (b)(c)	100	8,104
Oracle Corp. (b)	400	15,944
Pandora Media, Inc. (b)(c)	7,200	71,496
PayPal Holdings, Inc. (b)(c)	1,404	55,009
Rackspace Hosting, Inc. (b)(c)	2,700	61,749
Red Hat, Inc. (b)(c)	2,800	205,436
Salesforce.com, Inc. (b)(c)	3,200	242,560
Splunk, Inc. (b)(c)	3,700	192,326
Tableau Software, Inc. (b)(c)	3,000	155,100
Twitter, Inc. (b)(c)	1,012	14,795
Ultimate Software Group, Inc. (b)(c)	401	78,833
Vantiv, Inc. (b)(c)	500	27,270
VeriSign, Inc. (b)(c)	200	17,280
Visa, Inc. (b)	400	30,896
VMware, Inc. (b)(c)	600	34,146
Workday, Inc. (b)(c)	205	15,371
Yahoo!, Inc. (b)(c)	1,200	43,920
Yelp, Inc. (b)(c)	2,000	42,000
Zillow Group, Inc. - Class A (b)(c)	1,000	25,020
Zillow Group, Inc. - Class C (b)(c)	500	12,020

	SHARES	FAIR VALUE
Software & Services - 0.9% (continued)
Zynga, Inc. (b)(c)	3,600	$8,568

		3,306,174

Technology Hardware & Equipment - 0.3%
3D Systems Corp. (b)(c)	3,000	53,070
Amphenol Corp. (b)	100	5,583
Apple, Inc. (b)	700	65,618
Cisco Systems, Inc. (b)	3,300	90,717
Corning, Inc. (b)	9,600	179,232
EMC Corp. (b)	1,000	26,110
F5 Networks, Inc. (b)(c)	100	10,475
Hewlett Packard Enterprise Co. (b)	3,158	52,612
HP, Inc. (b)	3,158	38,749
IPG Photonics Corp. (b)(c)	1,600	138,672
Juniper Networks, Inc. (b)	1,000	23,400
Keysight Technologies, Inc. (b)(c)	2,050	53,464
NetApp, Inc. (b)	2,300	54,372
Palo Alto Networks, Inc. (b)(c)	800	120,696
SanDisk Corp. (b)	600	45,078
Stratasys Ltd. (a)(b)(c)	1,700	41,599
Western Digital Corp. (b)	900	36,778

		1,036,225

Telecommunication Services - 0.0%
AT&T, Inc. (b)	2,402	93,246
Sprint Corp. (b)(c)	17,000	58,310
T-Mobile US, Inc. (b)(c)	100	3,928
Verizon Communications, Inc. (b)	400	20,376

		175,860

Transportation - 0.1%
Alaska Air Group, Inc. (b)	600	42,258
American Airlines Group, Inc. (b)	200	6,938
CSX Corp. (b)	400	10,908
Delta Air Lines, Inc. (b)	1,200	50,004
FedEx Corp. (b)	300	49,533
Hertz Global Holdings, Inc. (b)(c)	2,100	19,446
Kansas City Southern (b)	400	37,900
Norfolk Southern Corp. (b)	100	9,011
Southwest Airlines Co. (b)	400	17,844
Spirit Airlines, Inc. (b)(c)	3,298	144,881
Union Pacific Corp. (b)	400	34,892
United Continental Holdings, Inc. (b)(c)	1,300	59,553
United Parcel Service, Inc. (b)	100	10,507

		493,675

Utilities - 0.2%
CenterPoint Energy, Inc. (b)	3,900	83,655
Dominion Resources, Inc. (b)	2,600	185,822
Duke Energy Corp. (b)	2,200	173,316
NextEra Energy, Inc. (b)	300	35,274
Sempra Energy (b)	300	31,005
Southern Co. (b)	2,500	125,250

		634,322

TOTAL COMMON STOCKS (Cost $25,095,153)		29,184,367

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
CONTINGENT VALUE RIGHTS - 0.0%
Food Staples Retailing - 0.0%
Safeway Casa Ley (c)(d)(e) (Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	$5,480
Safeway PDC (c)(d)(e) Cost: $0; Original Acquisition Date: 05/14/2013)	5,400	264

TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		5,744

REAL ESTATE INVESTMENT TRUSTS - 0.3%

Real Estate - 0.3%
American Capital Agency Corp. (b)	1,000	18,370
American Tower Corp. (b)	100	10,488
Annaly Capital Management, Inc. (b)	12,600	131,292
AvalonBay Communities, Inc. (b)	200	35,358
Boston Properties, Inc. (b)	100	12,886
Crown Castle International Corp. (b)	100	8,688
Digital Realty Trust, Inc. (b)	300	26,394
Equinix, Inc. (b)	1,232	406,991
Equity Residential (b)	1,100	74,877
Iron Mountain, Inc. (b)	900	32,877
Lamar Advertising Co. (b)	100	6,204
LaSalle Hotel Properties (b)	12	287
Prologis, Inc. (b)	700	31,787
Public Storage (b)	200	48,962
Seritage Growth Properties (b)	100	5,337
Simon Property Group, Inc. (b)	100	20,117
Urban Edge Properties (b)	300	7,782
Vornado Realty Trust (b)	300	28,719
Welltower, Inc. (b)	100	6,942
Weyerhaeuser Co. (b)	200	6,424
WP GLIMCHER, Inc. (b)	600	6,294

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $659,526)		927,076

INVESTMENT COMPANY - 0.0%

Business Development Company - 0.0%

Closed-End Mutual Funds - 0.0%
American Capital Ltd. (c)	800	12,640

TOTAL INVESTMENT COMPANY (Cost $10,745)		12,640

	SHARES	FAIR VALUE
RIGHTS - 0.0%

Health Care Equipment & Services - 0.0%
Community Health Systems, Inc. (c)	1,429	$27,265

TOTAL RIGHTS (Cost $63,208)		27,265

	PRINCIPAL AMOUNT	FAIR VALUE
SHORT-TERM INVESTMENTS - 92.8%

U.S. Treasury Bills - 92.8%
0.256%, 05/05/2016 (f)(g)	$50,900,000	50,898,564
0.311%, 05/12/2016 (f)(g)	40,900,000	40,896,128
0.294%, 05/19/2016 (f)(g)	37,200,000	37,194,553
0.296%, 06/02/2016 (f)(g)	41,700,000	41,689,074
0.302%, 06/23/2016 (f)(g)	33,100,000	33,085,365
0.260%, 06/30/2016 (f)(g)	16,250,000	16,246,035
0.282%, 07/28/2016 (f)(g)	74,450,000	74,413,966
0.244%, 08/04/2016 (f)(g)	25,550,000	25,534,721
0.257%, 09/01/2016 (f)(g)	35,500,000	35,470,535

TOTAL SHORT-TERM INVESTMENTS (Cost $355,408,573)		355,428,941

TOTAL INVESTMENTS (Cost $381,237,205) - 100.7%		385,586,033

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(2,689,537)

TOTAL NET ASSETS - 100.0%		$382,896,496

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $2,037,027 which represents 0.5% of net assets.
(b)	All or portion of this security may be subject to written call options.
(c)	Non-income producing security.
(d)	Security is restricted to resale. The aggregate value of these securities at April 30, 2016 was $5,744, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $5,744, which represents 0.0% of net assets.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	All or portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
3D Systems Corp., Expires 05/06/2016, Strike Price $20.00	20	$610
Abbott Laboratories, Expires 05/06/2016, Strike Price $45.00	7	21
Abercrombie & Fitch Co., Expires 05/06/2016, Strike Price $30.50	10	30
Accenture PLC, Expires 05/06/2016, Strike Price $119.00	1	5
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $37.50	9	310
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $39.50	3	31

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Adobe Systems, Inc., Expires 05/20/2016, Strike Price $105.00	14	$56
Advance Auto Parts, Inc., Expires 05/20/2016, Strike Price $165.00	1	200
Advance Auto Parts, Inc., Expires 05/20/2016, Strike Price $170.00	3	300
Advance Auto Parts, Inc., Expires 05/20/2016, Strike Price $175.00	4	170
Advance Auto Parts, Inc., Expires 05/20/2016, Strike Price $185.00	2	35
Aetna, Inc., Expires 05/06/2016, Strike Price $121.00	1	3
Aetna, Inc., Expires 05/06/2016, Strike Price $124.00	3	19
Agilent Technologies, Inc., Expires 05/20/2016, Strike Price $45.00	24	252
Agilent Technologies, Inc., Expires 05/20/2016, Strike Price $47.50	9	22
Alaska Air Group, Inc., Expires 05/20/2016, Strike Price $80.00	1	7
Allergan PLC, Expires 05/06/2016, Strike Price $245.00	1	10
Alphabet, Inc. - Class A, Expires 05/06/2016, Strike Price $770.00	1	8
Alphabet, Inc. - Class C, Expires 05/06/2016, Strike Price $747.50	1	15
Alphabet, Inc. - Class C, Expires 05/06/2016, Strike Price $750.00	1	25
Alphabet, Inc. - Class C, Expires 05/06/2016, Strike Price $755.00	1	3
American Airlines Group, Inc., Expires 05/06/2016, Strike Price $39.00	1	1
American Express Co., Expires 05/06/2016, Strike Price $68.50	1	2
Ameriprise Financial, Inc., Expires 05/20/2016, Strike Price $110.00	13	65
AmerisourceBergen Corp., Expires 05/20/2016, Strike Price $97.50	4	10
AmerisourceBergen Corp., Expires 05/20/2016, Strike Price $100.00	2	5
AmTrust Financial Services, Inc., Expires 05/20/2016, Strike Price $27.50	5	75
Anadarko Petroleum Corp., Expires 05/06/2016, Strike Price $55.50	1	63
Anadarko Petroleum Corp., Expires 05/06/2016, Strike Price $56.00	1	51
Analog Devices, Inc., Expires 05/20/2016, Strike Price $67.50	1	7
Autodesk, Inc., Expires 05/20/2016, Strike Price $65.00	1	62
AvalonBay Communities, Inc., Expires 05/20/2016, Strike Price $190.00	1	12
Avery Dennison Corp., Expires 05/20/2016, Strike Price $75.00	2	95
Avery Dennison Corp., Expires 05/20/2016, Strike Price $80.00	7	87
Becton, Dickinson & Co., Expires 05/20/2016, Strike Price $170.00	1	42
Boeing Co., Expires 05/06/2016, Strike Price $143.00	1	5
Boeing Co., Expires 05/06/2016, Strike Price $144.00	1	4
Boeing Co., Expires 05/06/2016, Strike Price $145.00	1	2
Broadcom Ltd., Expires 05/06/2016, Strike Price $157.50	6	60
C.R. Bard, Inc., Expires 05/20/2016, Strike Price $220.00	2	155
C.R. Bard, Inc., Expires 05/20/2016, Strike Price $230.00	6	90
Caesars Entertainment Corp., Expires 05/06/2016, Strike Price $8.00	3	97
Caterpillar, Inc., Expires 05/06/2016, Strike Price $82.00	4	36
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2090.00	122	51,850
CBS Corp., Expires 05/06/2016, Strike Price $61.50	1	6
Celanese Corp., Expires 05/20/2016, Strike Price $75.00	24	840
CenterPoint Energy, Inc., Expires 05/20/2016, Strike Price $22.00	29	725
Charter Communications, Inc., Expires 05/20/2016, Strike Price $230.00	1	90
Cheniere Energy, Inc., Expires 05/06/2016, Strike Price $39.50	7	595
Chevron Corp., Expires 05/06/2016, Strike Price $109.00	1	4
Chicago Bridge & Iron Co. NV, Expires 05/06/2016, Strike Price $43.00	4	30
Cigna Corp., Expires 05/20/2016, Strike Price $155.00	11	148
Coca-Cola Enterprises, Inc., Expires 05/20/2016, Strike Price $55.00	6	105
Colfax Corp., Expires 05/20/2016, Strike Price $37.50	3	52
Comcast Corp., Expires 05/06/2016, Strike Price $63.50	5	20
Comcast Corp., Expires 05/06/2016, Strike Price $64.00	10	35
Comerica, Inc., Expires 05/20/2016, Strike Price $49.00	1	25
Community Health Systems, Inc., Expires 05/06/2016, Strike Price $22.50	4	70
Community Health Systems, Inc., Expires 05/06/2016, Strike Price $23.00	4	60
Computer Sciences Corp., Expires 05/20/2016, Strike Price $35.00	2	85
Computer Sciences Corp., Expires 05/20/2016, Strike Price $36.00	1	25
Concho Resources, Inc., Expires 05/20/2016, Strike Price $130.00	14	665
Continental Resources, Inc., Expires 05/20/2016, Strike Price $44.00	1	30
Continental Resources, Inc., Expires 05/20/2016, Strike Price $45.00	1	22

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Cooper Cos., Inc., Expires 05/20/2016, Strike Price $175.00	2	$40
CSX Corp., Expires 05/20/2016, Strike Price $29.00	2	45
CVR Energy, Inc., Expires 05/20/2016, Strike Price $30.00	36	630
CVS Health Corp., Expires 05/06/2016, Strike Price $106.00	3	31
Deere & Co., Expires 05/06/2016, Strike Price $87.50	1	12
Delphi Automotive PLC, Expires 05/20/2016, Strike Price $82.50	2	65
Delphi Automotive PLC, Expires 05/20/2016, Strike Price $85.00	2	25
Dillard’s, Inc., Expires 05/20/2016, Strike Price $77.50	11	1,017
Dillard’s, Inc., Expires 05/20/2016, Strike Price $85.00	5	100
Dish Network Corp., Expires 05/06/2016, Strike Price $55.00	1	20
Dollar General Corp., Expires 05/06/2016, Strike Price $86.00	1	5
Dollar Tree, Inc., Expires 05/20/2016, Strike Price $90.00	1	7
Dow Chemical Co., Expires 05/06/2016, Strike Price $57.00	6	12
Duke Energy Corp., Expires 05/20/2016, Strike Price $80.00	16	960
Ecolab, Inc., Expires 05/20/2016, Strike Price $120.00	3	300
Ecolab, Inc., Expires 05/20/2016, Strike Price $125.00	1	22
Edgewell Personal Care Co., Expires 05/20/2016, Strike Price $95.00	2	50
Electronic Arts, Inc., Expires 05/06/2016, Strike Price $68.00	5	37
Energizer Holdings, Inc., Expires 05/20/2016, Strike Price $50.00	3	75
EOG Resources, Inc., Expires 05/06/2016, Strike Price $88.00	4	150
EQT Corp., Expires 05/20/2016, Strike Price $80.00	5	100
Equinix, Inc., Expires 05/20/2016, Strike Price $350.00	1	237
Equinix, Inc., Expires 05/20/2016, Strike Price $360.00	2	130
Equinix, Inc., Expires 05/20/2016, Strike Price $370.00	3	127
Estee Lauder Cos., Inc., Expires 05/20/2016, Strike Price $100.00	4	420
Expedia, Inc., Expires 05/06/2016, Strike Price $112.00	3	1,365
Expedia, Inc., Expires 05/06/2016, Strike Price $116.00	3	562
Expedia, Inc., Expires 05/06/2016, Strike Price $119.00	1	75
Facebook, Inc., Expires 05/06/2016, Strike Price $125.00	2	13
Facebook, Inc., Expires 05/06/2016, Strike Price $126.00	3	16
FactSet Research Systems, Inc., Expires 05/20/2016, Strike Price $170.00	2	40
Fidelity National Information Services, Inc., Expires 05/20/2016, Strike Price $70.00	26	1,131
First Solar, Inc., Expires 05/06/2016, Strike Price $68.50	5	12
First Solar, Inc., Expires 05/06/2016, Strike Price $69.00	5	15
First Solar, Inc., Expires 05/06/2016, Strike Price $69.50	5	12
First Solar, Inc., Expires 05/06/2016, Strike Price $70.00	10	25
First Solar, Inc., Expires 05/06/2016, Strike Price $70.50	5	13
Fiserv, Inc., Expires 05/20/2016, Strike Price $105.00	1	27
FleetCor Technologies, Inc., Expires 05/20/2016, Strike Price $165.00	1	147
FleetCor Technologies, Inc., Expires 05/20/2016, Strike Price $170.00	1	65
Fluor Corp., Expires 05/06/2016, Strike Price $57.00	3	135
Garmin Ltd., Expires 05/20/2016, Strike Price $45.00	8	160
Goodyear Tire & Rubber Co., Expires 05/06/2016, Strike Price $34.50	4	10
H&R Block, Inc., Expires 05/20/2016, Strike Price $26.00	20	50
H&R Block, Inc., Expires 05/20/2016, Strike Price $27.00	33	83
Halliburton Co., Expires 05/06/2016, Strike Price $43.50	1	25
Halyard Health, Inc., Expires 05/20/2016, Strike Price $35.00	1	23
Hanesbrands, Inc., Expires 05/20/2016, Strike Price $30.00	20	700
Harman International Industries, Inc., Expires 05/20/2016, Strike Price $100.00	2	10
Helmerich & Payne, Inc., Expires 05/20/2016, Strike Price $75.00	3	90
Hilton Worldwide Holdings, Inc., Expires 05/20/2016, Strike Price $23.00	21	420
HollyFrontier Corp., Expires 05/06/2016, Strike Price $40.50	1	5
Hologic, Inc., Expires 05/20/2016, Strike Price $42.00	24	60
Howard Hughes Corp., Expires 05/20/2016, Strike Price $120.00	2	85
Humana, Inc., Expires 05/06/2016, Strike Price $190.00	6	225
Illumina, Inc., Expires 05/06/2016, Strike Price $165.00	1	13
International Paper Co., Expires 05/06/2016, Strike Price $45.50	3	11
Intuit, Inc., Expires 05/20/2016, Strike Price $110.00	2	10

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
IPG Photonics Corp., Expires 05/20/2016, Strike Price $105.00	4	$30
IPG Photonics Corp., Expires 05/20/2016, Strike Price $110.00	9	113
Jack Henry & Associates, Inc., Expires 05/20/2016, Strike Price $85.00	1	48
JM Smucker Co., Expires 05/20/2016, Strike Price $135.00	13	130
Jones Lang LaSalle, Inc., Expires 05/20/2016, Strike Price $125.00	1	78
JPMorgan Chase & Co., Expires 05/06/2016, Strike Price $66.50	1	1
Kansas City Southern, Expires 05/06/2016, Strike Price $102.00	2	10
Keysight Technologies, Inc., Expires 05/20/2016, Strike Price $30.00	10	225
Kimberly-Clark Corp., Expires 05/20/2016, Strike Price $135.00	3	23
Kohl’s Corp., Expires 05/20/2016, Strike Price $50.00	8	160
L Brands, Inc., Expires 05/20/2016, Strike Price $85.50	1	18
Las Vegas Sands Corp., Expires 05/06/2016, Strike Price $49.00	2	17
Lear Corp., Expires 05/20/2016, Strike Price $125.00	12	270
Lear Corp., Expires 05/20/2016, Strike Price $130.00	3	53
Liberty Broadband Corp., Expires 05/20/2016, Strike Price $65.00	2	100
Linear Technology Corp., Expires 05/20/2016, Strike Price $48.00	3	15
LyondellBasell Industries NV, Expires 05/20/2016, Strike Price $97.50	2	5
M&T Bank Corp., Expires 05/20/2016, Strike Price $130.00	13	65
Macy’s, Inc., Expires 05/06/2016, Strike Price $42.00	1	9
Macy’s, Inc., Expires 05/06/2016, Strike Price $42.50	1	5
Madison Square Garden Co., Expires 05/20/2016, Strike Price $175.00	2	45
Madison Square Garden Co., Expires 05/20/2016, Strike Price $180.00	2	25
Madison Square Garden Co., Expires 05/20/2016, Strike Price $185.00	4	50
Marathon Oil Corp., Expires 05/06/2016, Strike Price $16.00	3	26
Marathon Petroleum Corp., Expires 05/06/2016, Strike Price $44.00	8	140
Marathon Petroleum Corp., Expires 05/06/2016, Strike Price $45.00	6	90
Marvell Technology Group Ltd., Expires 05/06/2016, Strike Price $11.00	30	120
McDonald’s Corp., Expires 05/06/2016, Strike Price $132.00	2	4
McKesson Corp., Expires 05/20/2016, Strike Price $190.00	1	10
Mead Johnson Nutrition Co., Expires 05/20/2016, Strike Price $90.00	1	113
Mead Johnson Nutrition Co., Expires 05/20/2016, Strike Price $95.00	1	25
MMG Resorts International, Expires 05/06/2016, Strike Price $24.00	10	85
Monster Beverage Corp., Expires 05/06/2016, Strike Price $130.00	3	4,200
Monster Beverage Corp., Expires 05/06/2016, Strike Price $132.00	8	9,960
Moody’s Corp., Expires 05/20/2016, Strike Price $105.00	2	24
Netflix, Inc., Expires 05/06/2016, Strike Price $103.00	2	7
Newfield Exploration Co., Expires 05/20/2016, Strike Price $41.00	6	180
NextEra Energy, Inc., Expires 05/20/2016, Strike Price $120.00	2	150
Nu Skin Enterprises, Inc., Expires 05/06/2016, Strike Price $40.50	8	960
Nu Skin Enterprises, Inc., Expires 05/06/2016, Strike Price $41.50	16	1,840
Nucor Corp., Expires 05/06/2016, Strike Price $51.50	3	41
NVIDIA Corp., Expires 05/06/2016, Strike Price $38.00	9	45
NVIDIA Corp., Expires 05/06/2016, Strike Price $38.50	7	39
Occidental Petroleum Corp., Expires 05/06/2016, Strike Price $79.50	2	76
O’Reilly Automotive Inc., Expires 05/20/2016, Strike Price $290.00	2	25
O’Reilly Automotive Inc., Expires 05/20/2016, Strike Price $300.00	4	40
Palo Alto Networks, Inc., Expires 05/06/2016, Strike Price $162.50	2	55
Palo Alto Networks, Inc., Expires 05/06/2016, Strike Price $165.00	2	25
Palo Alto Networks, Inc., Expires 05/06/2016, Strike Price $167.50	2	15
Pandora Media, Inc., Expires 05/06/2016, Strike Price $11.00	10	45
PayPal Holdings, Inc., Expires 05/06/2016, Strike Price $45.00	6	15
PayPal Holdings, Inc., Expires 05/06/2016, Strike Price $46.00	6	15
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $101.00	1	13
PPG Industries, Inc., Expires 05/20/2016, Strike Price $120.00	1	8
Prologis, Inc., Expires 05/20/2016, Strike Price $48.00	4	40
Quest Diagnostics, Inc., Expires 05/20/2016, Strike Price $80.00	1	7
Raytheon Co., Expires 05/20/2016, Strike Price $140.00	1	2
Red Hat, Inc., Expires 05/20/2016, Strike Price $80.00	19	190

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Red Hat, Inc., Expires 05/20/2016, Strike Price $82.50	4	$20
Royal Caribbean Cruises Ltd., Expires 05/20/2016, Strike Price $82.50	15	1,335
Royal Caribbean Cruises Ltd., Expires 05/20/2016, Strike Price $87.50	8	204
Salesforce.com, Inc., Expires 05/06/2016, Strike Price $78.50	3	88
Salesforce.com, Inc., Expires 05/06/2016, Strike Price $79.00	4	86
SanDisk Corp., Expires 05/06/2016, Strike Price $77.00	2	111
Schlumberger Ltd., Expires 05/06/2016, Strike Price $83.00	8	184
Schlumberger Ltd., Expires 05/06/2016, Strike Price $83.50	1	16
Sherwin-Williams Co., Expires 05/20/2016, Strike Price $320.00	2	35
Signet Jewelers Ltd., Expires 05/20/2016, Strike Price $120.00	3	105
Signet Jewelers Ltd., Expires 05/20/2016, Strike Price $125.00	4	80
Skyworks Solutions, Inc., Expires 05/06/2016, Strike Price $77.00	1	5
Skyworks Solutions, Inc., Expires 05/06/2016, Strike Price $77.50	1	3
Skyworks Solutions, Inc., Expires 05/06/2016, Strike Price $78.50	1	5
Skyworks Solutions, Inc., Expires 05/06/2016, Strike Price $80.00	1	3
Skyworks Solutions, Inc., Expires 05/06/2016, Strike Price $80.50	1	5
Skyworks Solutions, Inc., Expires 05/06/2016, Strike Price $81.00	1	8
Southwest Airlines Co., Expires 05/06/2016, Strike Price $48.50	2	30
Splunk, Inc., Expires 05/06/2016, Strike Price $55.00	11	358
Splunk, Inc., Expires 05/06/2016, Strike Price $55.50	8	220
Splunk, Inc., Expires 05/06/2016, Strike Price $56.00	6	105
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/06/2016, Strike Price $83.00	1	53
Tableau Software, Inc., Expires 05/06/2016, Strike Price $55.00	12	3,630
Tableau Software, Inc., Expires 05/06/2016, Strike Price $57.00	6	1,290
Tableau Software, Inc., Expires 05/06/2016, Strike Price $57.50	6	1,155
TEGNA, Inc., Expires 05/20/2016, Strike Price $26.00	1	13
Tesla Motors, Inc., Expires 05/06/2016, Strike Price $270.00	2	352
Tesla Motors, Inc., Expires 05/06/2016, Strike Price $300.00	2	47
Tesoro Corp., Expires 05/06/2016, Strike Price $91.00	4	40
Tesoro Corp., Expires 05/06/2016, Strike Price $91.50	4	34
Tesoro Corp., Expires 05/06/2016, Strike Price $92.00	4	30
Tesoro Corp., Expires 05/06/2016, Strike Price $92.50	4	28
Texas Instruments, Inc., Expires 05/06/2016, Strike Price $61.00	6	12
Texas Instruments, Inc., Expires 05/06/2016, Strike Price $63.00	15	173
Texas Instruments, Inc., Expires 05/06/2016, Strike Price $63.50	6	30
Textron, Inc., Expires 05/20/2016, Strike Price $42.00	4	32
Time Warner Cable, Inc., Expires 05/20/2016, Strike Price $220.00	2	120
Toll Brothers, Inc., Expires 05/06/2016, Strike Price $30.50	21	53
TransDigm Group, Inc., Expires 05/20/2016, Strike Price $240.00	1	260
Trinity Industries, Inc., Expires 05/06/2016, Strike Price $21.00	5	25
TripAdvisor, Inc., Expires 05/06/2016, Strike Price $66.50	5	1,538
TripAdvisor, Inc., Expires 05/06/2016, Strike Price $67.50	5	1,350
TripAdvisor, Inc., Expires 05/06/2016, Strike Price $68.50	5	1,188
TripAdvisor, Inc., Expires 05/06/2016, Strike Price $71.00	5	825
Under Armour, Inc. - Class A, Expires 05/06/2016, Strike Price $50.00	1	3
United Continental Holdings, Inc., Expires 05/06/2016, Strike Price $52.50	6	9
United Rentals, Inc., Expires 05/06/2016, Strike Price $70.50	1	25
United Technologies Corp., Expires 05/06/2016, Strike Price $109.00	2	18
UnitedHealth Group, Inc., Expires 05/06/2016, Strike Price $139.00	12	114
Valero Energy Corp., Expires 05/06/2016, Strike Price $66.50	1	2
VeriSign, Inc., Expires 05/20/2016, Strike Price $95.00	1	9
VF Corp., Expires 05/20/2016, Strike Price $67.50	5	63
Vista Outdoor, Inc., Expires 05/20/2016, Strike Price $55.00	2	95
Vulcan Materials Co., Expires 05/20/2016, Strike Price $115.00	10	825
Vulcan Materials Co., Expires 05/20/2016, Strike Price $120.00	6	135
Walt Disney Co., Expires 05/06/2016, Strike Price $109.00	3	6
Weyerhaeuser Co., Expires 05/06/2016, Strike Price $33.50	1	10
Whole Foods Market, Inc., Expires 05/06/2016, Strike Price $33.50	3	41

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Williams-Sonoma, Inc., Expires 05/20/2016, Strike Price $67.50	13	$293
Williams-Sonoma, Inc., Expires 05/20/2016, Strike Price $70.00	8	160
WR Grace & Co., Expires 05/20/2016, Strike Price $82.50	1	53
Zillow Group, Inc., Expires 05/06/2016, Strike Price $28.00	2	40
Zillow Group, Inc., Expires 05/06/2016, Strike Price $28.50	1	18

TOTAL CALL OPTIONS (Premiums Received $87,745)		106,218

PUT OPTIONS
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2050.00	431	277,995
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2065.00	51	53,805
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2085.00	25	54,000
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2090.00	258	654,030
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2095.00	102	300,900
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2050.00	75	71,250
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2070.00	611	1,029,535
NASDAQ OMX Group, Inc., Expires 05/06/2016, Strike Price $4310.00	40	153,200

TOTAL PUT OPTIONS (Premiums Received $2,210,367)		2,594,715

TOTAL WRITTEN OPTIONS (Premiums Received $2,298,112)		$2,700,933

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 2.2%

Automobiles & Components - 0.1%
Dana Holding Corp. (a)	2,400	$31,032
Federal-Mogul Holdings Corp. (a)(b)	2,600	24,024
Tower International, Inc. (a)	2,100	48,195

		103,251

Banks - 0.0%
PacWest Bancorp (a)	1,078	43,098

Capital Goods - 0.1%
Capstone Turbine Corp. (a)(b)	1,000	1,570
PowerSecure International, Inc. (a)(b)	6,300	117,936
Wabash National Corp. (a)(b)	4,200	59,850

		179,356

Commercial & Professional Services - 0.0%
WageWorks, Inc. (a)(b)	1,100	59,246

Consumer Durables & Apparel - 0.2%
Crocs, Inc. (a)(b)	3,300	27,555
JAKKS Pacific, Inc. (a)(b)	8,600	64,500
Nautilus, Inc. (a)(b)	6,800	119,952

		212,007

Consumer Services - 0.1%
Boyd Gaming Corp. (a)(b)	3,700	68,968
Bridgepoint Education, Inc. (a)(b)	2,164	20,644

		89,612

Energy - 0.0%
CARBO Ceramics, Inc. (a)	500	7,425
Goodrich Petroleum Corp. (a)(b)	2,300	76
McDermott International, Inc. (a)(b)(c)	6,300	28,602
Penn Virginia Corp. (a)(b)	3,600	540

		36,643

Health Care Equipment & Services - 0.4%
Abaxis, Inc. (a)	1,100	49,852
Air Methods Corp. (a)(b)	1,100	40,678
Anika Therapeutics, Inc. (a)(b)	2,000	91,320
DexCom, Inc. (a)(b)	1,700	109,446
Medidata Solutions, Inc. (a)(b)	1,000	43,630
Orthofix International NV (a)(b)(c)	1,900	83,144
Rockwell Medical, Inc. (a)(b)	9,200	85,100

		503,170

Materials - 0.1%
Century Aluminum Co. (a)(b)	5,200	45,864
Compass Minerals International, Inc. (a)	600	44,976
Hecla Mining Co. (a)	13,600	58,616
Intrepid Potash, Inc. (a)(b)	3,500	4,480

		153,936

Media - 0.1%
Entravision Communications Corp. (a)	7,700	61,215
Sizmek, Inc. (a)(b)	3,800	10,070
World Wrestling Entertainment, Inc. (a)	4,500	74,880

		146,165

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	2,100	$67,830
Agios Pharmaceuticals, Inc. (a)(b)	1,500	73,425
Endocyte, Inc. (a)(b)	7,800	30,420
Halozyme Therapeutics, Inc. (a)(b)	6,700	70,685
Insmed, Inc. (a)(b)	4,300	52,245
Keryx Biopharmaceuticals, Inc. (a)(b)	3,700	20,128
Merrimack Pharmaceuticals, Inc. (a)(b)	7,000	49,560
Pernix Therapeutics Holdings, Inc. (a)(b)	8,000	6,001
Prothena Corp. PLC (a)(b)(c)	2,400	103,656
Retrophin, Inc. (a)(b)	3,800	52,364
Sarepta Therapeutics, Inc. (a)(b)	1,900	26,961
Vanda Pharmaceuticals, Inc. (a)(b)	4,100	36,490

		589,765

Retailing - 0.0%
Conn’s, Inc. (a)(b)	1,100	15,114

Semiconductors & Semiconductor Equipment - 0.2%
Cirrus Logic, Inc. (a)(b)	2,600	93,860
Integrated Device Technology, Inc. (a)(b)	4,300	82,904
SunEdison, Inc. (a)(b)	6,100	1,446
SunPower Corp. (a)(b)	2,000	40,280

		218,490

Software & Services - 0.2%
Alliance Data Systems Corp. (a)(b)	147	29,887
Bankrate, Inc. (a)(b)	2,600	23,764
Gogo, Inc. (a)(b)	2,300	24,357
Infoblox, Inc. (a)(b)	2,500	41,825
Take-Two Interactive Software, Inc. (a)(b)	2,700	92,286
Vringo, Inc. (a)(b)	1,330	2,527
WebMD Health Corp. (a)(b)	1,300	81,562

		296,208

Technology Hardware & Equipment - 0.1%
Cray, Inc. (a)(b)	1,600	60,592
Ubiquiti Networks, Inc. (a)(b)	1,700	60,554

		121,146

Telecommunication Services - 0.1%
Inteliquent, Inc. (a)	5,900	97,881

Transportation - 0.1%
Arkansas Best Corp. (a)	2,000	38,180
XPO Logistics, Inc. (a)(b)	2,000	60,280

		98,460

TOTAL COMMON STOCKS (Cost $2,720,749)		2,963,548

CONTINGENT VALUE RIGHTS - 0.0%

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
Trius Therapeutics, Inc. (b)(d)(e) (Cost: $0; Acquisition Date: 08/12/2013)	3,300	—

Telecommunication Services - 0.0%
Leap Wireless International, Inc. (b)(d)(e) (Cost: $6,396; Acquisition Date: 08/12/2013)	2,700	6,804

TOTAL CONTINGENT VALUE RIGHTS (Cost $6,396)		6,804

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 98.6%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (f)	32,131	$32,131
First American Government Obligations Fund - Class Z - 0.21% (f)	32,130	32,130
First American Treasury Obligations Fund - Class Z - 0.18% (f)	32,131	32,131
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (f)	32,130	32,130

		128,522

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 98.5%
0.255%, 05/05/2016 (g)(h)	$7,550,000	7,549,787
0.310%, 05/12/2016 (g)(h)	17,900,000	17,898,312
0.295%, 05/19/2016 (g)(h)	22,700,000	22,696,665
0.296%, 06/02/2016 (g)(h)	18,600,000	18,595,123
0.310%, 06/23/2016 (g)(h)	11,400,000	11,394,958
0.259%, 06/30/2016 (g)(h)	7,700,000	7,698,121
0.279%, 07/28/2016 (g)(h)	25,800,000	25,787,512
0.248%, 08/04/2016 (g)(h)	10,650,000	10,643,631
0.257%, 09/01/2016 (g)(h)	10,400,000	10,391,368

		132,655,477

TOTAL SHORT-TERM INVESTMENTS (Cost $132,776,616)		132,783,999

FAIR VALUE
TOTAL INVESTMENTS (Cost $135,503,761) - 100.8%	$135,754,351

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,103,355)

TOTAL NET ASSETS - 100.0%	$134,650,996

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is pledged as collateral for written call options.
(b)	Non-income producing security.
(c)	Foreign issued security. Total foreign securities are $215,402 which represents 0.2% of net assets.
(d)	Security is restricted to resale. The aggregate value of these securities at April 30, 2016 was $6,804, which represents 0.0% of net assets.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $6,804, which represents 0.0% of net assets.
(f)	Rate shown is the 7-day effective yield.
(g)	All or a portion of this security is held as collateral for written put options.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
CBOE Russell 2000 Index, Expires 05/06/2016, Strike Price $1145.00	30	$13,920

TOTAL CALL OPTIONS (Premiums Received $9,899)		13,920

PUT OPTIONS
CBOE Russell 2000 Index, Expires 05/06/2016, Strike Price $1120.00	499	317,863
CBOE Russell 2000 Index, Expires 05/06/2016, Strike Price $1125.00	350	259,000
CBOE Russell 2000 Index, Expires 05/06/2016, Strike Price $1130.00	224	207,200
CBOE Russell 2000 Index, Expires 05/06/2016, Strike Price $1135.00	50	57,750

TOTAL PUT OPTIONS (Premiums Received $1,023,012)		841,813

TOTAL WRITTEN OPTIONS (Premiums Received $1,032,911)		$855,733

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 100.0%

Open-End Mutual Funds - 100.0%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	14,048,832	$143,860,038
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	7,325,121	71,786,186

TOTAL INVESTMENT COMPANIES (Cost $215,722,278)		215,646,224

SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds -Government Portfolio - Institutional Class - 0.23% (b)	43,321	43,321
First American Government Obligations Fund - Class Z - 0.21% (b)	43,322	43,322
First American Treasury Obligations Fund - Class Z - 0.18% (b)	43,322	43,322
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (b)	43,322	43,322

TOTAL SHORT-TERM INVESTMENTS (Cost $173,287)		173,287

TOTAL INVESTMENTS (Cost $215,895,565) - 100.1%		215,819,511

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(128,981)

TOTAL NET ASSETS - 100.0%		$215,690,530

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 0.9%

Automobiles & Components - 0.1%
Delphi Automotive PLC (a)(b)	500	$36,815
Toyota Motor Corp. - ADR (b)	300	30,510

		67,325

Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA - ADR	403	2,777
Banco Santander SA - ADR	2,407	12,107
Barclays PLC - ADR	2,500	25,125
HSBC Holdings PLC - ADR (b)	1,200	39,996

		80,005

Capital Goods - 0.0%
voxeljet AG - ADR (b)(c)	5,200	31,408

Consumer Durables & Apparel - 0.1%
Sony Corp. - ADR (b)	1,800	43,380

Consumer Services - 0.0%
Melco Crown Entertainment Ltd. - ADR (b)	2,500	37,000

Diversified Financials - 0.0%
Credit Suisse Group AG - ADR	1,400	21,294

Energy - 0.1%
BP PLC - ADR	100	3,358
Total SA - ADR (b)	900	45,675

		49,033

Food, Beverage & Tobacco - 0.0%
Diageo PLC - ADR (b)	300	32,499

Materials - 0.1%
ArcelorMittal - ADR	300	1,689
BHP Billiton Ltd. - ADR (b)	1,400	43,876
Rio Tinto PLC - ADR (b)	1,400	47,124
South32 Ltd. - ADR (c)	40	248

		92,937

Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
AstraZeneca PLC - ADR	1,200	34,752
GlaxoSmithKline PLC - ADR (b)	200	8,582
GW Pharmaceuticals PLC - ADR (b)(c)	800	64,816
Novartis AG - ADR (b)	500	37,985
Novo Nordisk A/S - ADR (b)	700	39,053

		185,188

Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV - ADR (b)	400	38,640

Software & Services - 0.1%
SAP SE - ADR (b)	500	39,310

Technology Hardware & Equipment - 0.0%
Nokia OYJ - ADR	5,400	31,698
Telefonaktiebolaget LM Ericsson - ADR	900	7,281

		38,979

	SHARES	FAIR VALUE
Telecommunication Services - 0.1%
China Mobile Ltd. - ADR (b)	700	$40,264
Orange SA - ADR	2,300	38,157
Vodafone Group PLC - ADR	1,300	42,562

		120,983

Utilities - 0.0%
National Grid PLC - ADR (b)	500	36,005

TOTAL COMMON STOCKS (Cost $1,001,803)		913,986

SHORT-TERM INVESTMENTS - 102.2%

Money Market Funds - 64.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (d)	16,863,926	16,863,926
First American Government Obligations Fund - Class Z - 0.21% (d)	16,925,071	16,925,071
First American Treasury Obligations Fund - Class Z - 0.18% (d)	16,925,071	16,925,071
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (d)	16,863,926	16,863,926

		67,577,994

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 37.4%
0.301%, 05/12/2016 (e)(f)	$4,200,000	4,199,615
0.296%, 06/02/2016 (e)(f)	4,100,000	4,098,925
0.302%, 06/23/2016 (e)(f)	13,100,000	13,094,214
0.261%, 06/30/2016 (e)(f)	6,250,000	6,248,475
0.282%, 07/28/2016 (e)(f)	2,100,000	2,098,984
0.252%, 08/04/2016 (e)(f)	7,250,000	7,245,664
0.257%, 09/01/2016 (e)(f)	2,000,000	1,998,340

		38,984,217

TOTAL SHORT-TERM INVESTMENTS (Cost $106,560,076)		106,562,211

TOTAL INVESTMENTS (Cost $107,561,879) - 103.1%		107,476,197

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%		(3,187,587)

TOTAL NET ASSETS - 100.0%		$104,288,610

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Foreign issued security. Total foreign securities are $36,815, which represents 0.0% of net assets.
(b)	All or a portion of this security may be subject to written call options.
(c)	Non-income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	All or a portion of this security is held as collateral for written put options.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
ASML Holding NV, Expires 05/20/2016, Strike Price $105.00	4	$40
BHP Billiton Ltd., Expires 05/20/2016, Strike Price $34.00	1	44
BHP Billiton Ltd., Expires 05/20/2016, Strike Price $36.00	6	99
BHP Billiton Ltd., Expires 05/20/2016, Strike Price $37.50	5	35
China Mobile Ltd., Expires 05/20/2016, Strike Price $62.50	6	105
Delphi Automotive PLC, Expires 05/20/2016, Strike Price $82.50	3	97
Delphi Automotive PLC, Expires 05/20/2016, Strike Price $85.00	2	25
Diageo PLC, Expires 05/20/2016, Strike Price $115.00	1	10
Diageo PLC, Expires 05/20/2016, Strike Price $120.00	2	5
GlaxoSmithKline PLC, Expires 05/20/2016, Strike Price $45.00	2	20
GW Pharmaceuticals PLC, Expires 05/20/2016, Strike Price $95.00	4	390
HSBC Holdings PLC, Expires 05/20/2016, Strike Price $38.00	2	9
Melco Crown Entertainment Ltd., Expires 05/06/2016, Strike Price $16.00	5	25
National Grid PLC, Expires 05/20/2016, Strike Price $75.00	5	88
Novartis AG, Expires 05/20/2016, Strike Price $80.00	4	50
Novartis AG, Expires 05/20/2016, Strike Price $82.50	1	5
Novo Nordisk A/S, Expires 05/20/2016, Strike Price $60.00	7	105
Rio Tinto PLC, Expires 05/20/2016, Strike Price $40.00	11	165
SAP SE, Expires 05/20/2016, Strike Price $82.50	1	15
SAP SE, Expires 05/20/2016, Strike Price $85.00	4	50
Sony Corp., Expires 05/06/2016, Strike Price $28.00	2	5
Sony Corp., Expires 05/06/2016, Strike Price $28.50	4	10
Sony Corp., Expires 05/06/2016, Strike Price $29.00	2	5
Sony Corp., Expires 05/06/2016, Strike Price $29.50	2	5
Total SA, Expires 05/20/2016, Strike Price $52.50	6	240
Total SA, Expires 05/20/2016, Strike Price $55.00	2	15
Toyota Motor Corp., Expires 05/20/2016, Strike Price $115.00	3	29
voxeljet AG, Expires 05/20/2016, Strike Price $7.00	26	325

TOTAL CALL OPTIONS (Premiums Received $2,305)		2,016

PUT OPTIONS
CAC 40 Index, Expires 05/20/2016, Strike Price EUR 4425.00	61	79,320
CAC 40 Index, Expires 05/20/2016, Strike Price EUR 4500.00	42	76,515
Eurex DAX, Expires 05/06/2016, Strike Price EUR 10200.00	180	185,602
Eurex Euro STOXX 50 Index, Expires 05/06/2016, Strike Price EUR 3075.00	599	502,756
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6225.00	100	126,390
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6260.00	100	149,038
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6350.00	27	61,150
Hang Seng Index, Expires 05/30/2016, Strike Price HKD 21000.00	10	33,970
Hang Seng Index, Expires 05/30/2016, Strike Price HKD 21200.00	9	37,476
Nikkei-225 Stock Index, Expires 05/13/2016, Strike Price JPY 16875.00	118	657,401
Nikkei-225 Stock Index, Expires 05/13/2016, Strike Price JPY 17500.00	50	606,184
S&P/ASX 200 Index, Expires 05/19/2016, Strike Price AUD 5225.00	157	93,232
S&P/ASX 200 Index, Expires 05/19/2016, Strike Price AUD 5250.00	41	28,057
Swiss Market Index, Expires 05/20/2016, Strike Price CHF 7950.00	60	86,688
Swiss Market Index, Expires 05/20/2016, Strike Price CHF 8000.00	35	60,200
Swiss Market Index, Expires 05/20/2016, Strike Price CHF 8150.00	32	89,165

TOTAL PUT OPTIONS (Premiums Received $1,903,903)		2,873,144

TOTAL WRITTEN OPTIONS (Premiums Received $1,906,208)		$2,875,160

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
FUTURES CONTRACTS SOLD
Eurex DAX, June 2016 Settlement	7	$2,021,499	$2,450
Eurex Euro STOXX 50 Index, June 2016 Settlement	65	2,216,309	590

TOTAL FUTURES CONTRACTS SOLD		$4,237,808	$3,040

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS - 1.6%

Banks - 0.1%
HDFC Bank Ltd. - ADR (a)	300	$18,861
ICICI Bank Ltd. - ADR	1,800	12,690

		31,551

Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. - ADR (a)	500	19,580

Energy - 0.0%
Petroleo Brasileiro SA - ADR (b)	1,100	8,481

Insurance - 0.0%
China Life Insurance Co. Ltd. - ADR	1,500	17,265

Materials - 0.2%
AngloGold Ashanti Ltd. - ADR (a)(b)	1,700	27,965
CEMEX SAB de CV - ADR (b)	2,883	21,478
Sibanye Gold Ltd. - ADR (a)	2,000	30,800
Vale SA - ADR (a)	4,600	26,082

		106,325

Media - 0.1%
Grupo Televisa SAB - ADR (a)	800	23,384

Real Estate - 0.0%
E-House China Holdings Ltd. - ADR (b)	2,500	16,525

Retailing - 0.2%
Ctrip.com International Ltd. - ADR (a)(b)	1,000	43,610
E-commerce China Dangdang Inc. - ADR (b)	2,103	15,015
Qunar Cayman Islands Ltd. - ADR (a)(b)	400	16,324
Vipshop Holdings Ltd. - ADR (a)(b)	1,500	20,460

		95,409

Semiconductors & Semiconductor Equipment - 0.2%
Himax Technologies, Inc. - ADR (a)	2,000	20,780
JA Solar Holdings Co. Ltd. - ADR (b)	2,200	19,074
JinkoSolar Holding Co. Ltd. - ADR (a)(b)	1,100	24,497
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	100	2,359
Trina Solar Ltd. - ADR (a)(b)	2,100	20,475

		87,185

Software & Services - 0.8%
21Vianet Group, Inc. - ADR (a)(b)	1,100	22,193
58.com, Inc. - ADR (a)(b)	300	16,395
Baidu, Inc. - ADR (a)(b)	600	116,580
Changyou.com Ltd. - ADR (b)	1,100	22,143
ChinaCache International Holdings Ltd. - ADR (b)	1,961	16,217
Infosys Ltd. - ADR	1,200	22,560
KongZhong Corp. - ADR (b)	2,100	15,246
Leju Holdings Ltd. - ADR (b)	105	490
NetEase, Inc. - ADR	400	56,280
NQ Mobile, Inc. - ADR (a)(b)	3,800	19,380
Qihoo 360 Technology Co. Ltd. - ADR (b)	400	30,376
Sky-mobi Ltd. - ADR (a)(b)	4,200	8,484
SouFun Holdings Ltd. - ADR (a)(b)	3,500	19,915

	SHARES	FAIR VALUE
Software & Services - 0.8% (continued)
YY, Inc. - ADR (b)	400	$25,128

		391,387

Telecommunication Services - 0.0%
America Movil SAB de CV - ADR	900	12,744

TOTAL COMMON STOCKS (Cost $785,784)		809,836

PREFERRED STOCKS - 0.0%

Banks - 0.0%
Banco Bradesco SA	2,794	20,871
Itau Unibanco Holding SA	611	5,823

TOTAL PREFERRED STOCKS (Cost $32,255)		26,694

SHORT-TERM INVESTMENTS - 100.9%

Money Market Funds - 0.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (c)	54,740	54,740
First American Government Obligations Fund - Class Z - 0.21% (c)	54,741	54,741
First American Treasury Obligations Fund - Class Z - 0.18% (c)	54,741	54,741
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (c)	54,741	54,741

		218,963

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.5%
0.254%, 05/05/2016 (d)(e)	$7,450,000	7,449,791
0.308%, 05/12/2016 (d)(e)	5,400,000	5,399,495
0.295%, 05/19/2016 (d)(e)	5,300,000	5,299,220
0.296%, 06/02/2016 (d)(e)	7,200,000	7,198,112
0.302%, 06/23/2016 (d)(e)	2,000,000	1,999,117
0.263%, 06/30/2016 (d)(e)	6,455,000	6,453,425
0.280%, 07/28/2016 (d)(e)	10,050,000	10,045,136
0.237%, 08/04/2016 (d)(e)	2,500,000	2,498,505
0.257%, 09/01/2016 (d)(e)	5,350,000	5,345,560

		51,688,361

TOTAL SHORT-TERM INVESTMENTS (Cost $51,903,855)		51,907,324

TOTAL INVESTMENTS (Cost $52,721,894) - 102.5%		52,743,854

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%		(1,294,001)

TOTAL NET ASSETS - 100.0%		$51,449,853

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	All or portion of this security may be subject to written call options.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND

(d)	All or portion of this security is held as collateral for written put options.
(e)	Rate shown is effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
21Vianet Group, Inc., Expires 05/20/2016, Strike Price $21.00	9	$113
58.Com, Inc., Expires 05/20/2016, Strike Price $65.00	3	23
AngloGold Ashanti Ltd., Expires 05/20/2016, Strike Price $16.00	8	880
Baidu, Inc., Expires 05/06/2016, Strike Price $200.00	1	105
Ctrip.com International Ltd., Expires 05/06/2016, Strike Price $49.00	1	5
Ctrip.com International Ltd., Expires 05/06/2016, Strike Price $49.50	1	5
Grupo Televisa SAB, Expires 05/20/2016, Strike Price $28.00	6	945
Grupo Televisa SAB, Expires 05/20/2016, Strike Price $29.00	2	180
HDFC Bank Ltd., Expires 05/20/2016, Strike Price $65.00	2	110
HDFC Bank Ltd., Expires 05/20/2016, Strike Price $70.00	1	5
Himax Technologies, Inc., Expires 05/06/2016, Strike Price $12.00	8	60
JinkoSolar Holding Co. Ltd., Expires 05/20/2016, Strike Price $24.00	3	120
JinkoSolar Holding Co. Ltd., Expires 05/20/2016, Strike Price $25.00	3	75
JinkoSolar Holding Co. Ltd., Expires 05/20/2016, Strike Price $26.00	3	52
New Oriental Education & Technology Group, Inc., Expires 05/20/2016, Strike Price $44.00	2	25
New Oriental Education & Technology Group, Inc., Expires 05/20/2016, Strike Price $45.00	3	22
NQ Mobile, Inc., Expires 05/06/2016, Strike Price $5.50	38	266
Qunar Cayman Islands Ltd., Expires 05/20/2016, Strike Price $50.00	4	30
Sibanye Gold Ltd., Expires 05/20/2016, Strike Price $17.50	12	300
Sky-mobi Ltd., Expires 05/20/2016, Strike Price $2.50	42	315
SouFun Holdings Ltd., Expires 05/06/2016, Strike Price $6.00	22	110
Trina Solar Ltd., Expires 05/20/2016, Strike Price $11.00	10	25
Vale SA, Expires 05/06/2016, Strike Price $6.00	8	88
Vipshop Holdings Ltd., Expires 05/06/2016, Strike Price $14.00	6	165
Vipshop Holdings Ltd., Expires 05/06/2016, Strike Price $14.50	3	37

TOTAL CALL OPTIONS (Premiums Received $3,074)		4,061

PUT OPTIONS
iShares China Large-Cap ETF, Expires 05/20/2016, Strike Price $34.00	500	54,500
iShares MSCI Brazil Capped ETF, Expires 05/20/2016, Strike Price $28.00	500	26,250
iShares MSCI Emerging Markets ETF, Expires 05/06/2016, Strike Price $35.00	2,790	220,410
iShares MSCI Emerging Markets ETF, Expires 05/13/2016, Strike Price $34.00	520	21,060
iShares MSCI Emerging Markets ETF, Expires 05/13/2016, Strike Price $34.50	20	1,250
iShares MSCI Emerging Markets ETF, Expires 05/13/2016, Strike Price $35.00	2,281	209,852
iShares MSCI Emerging Markets ETF, Expires 05/20/2016, Strike Price $34.00	1,000	54,000
iShares MSCI Emerging Markets ETF, Expires 05/20/2016, Strike Price $34.50	845	63,375
iShares MSCI Emerging Markets ETF, Expires 05/20/2016, Strike Price $35.00	3,481	363,765
iShares MSCI Emerging Markets ETF, Expires 05/20/2016, Strike Price $35.50	780	106,860
iShares MSCI Emerging Markets ETF, Expires 05/27/2016, Strike Price $34.00	822	53,430
iShares MSCI Mexico Capped ETF, Expires 05/20/2016, Strike Price $53.00	250	16,875
iShares MSCI South Korea ETF, Expires 05/20/2016, Strike Price $53.00	150	19,950
Market Vectors Russia ETF, Expires 05/20/2016, Strike Price $17.00	150	4,275

TOTAL PUT OPTIONS (Premiums Received $1,037,052)		1,215,852

TOTAL WRITTEN OPTIONS (Premiums Received $1,040,126)		$1,219,913

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.2%

Open-End Mutual Funds - 99.2%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	1,058,205	$9,269,874
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	2,006,328	18,438,154

TOTAL INVESTMENT COMPANIES (Cost $30,034,256)		27,708,028

SHORT-TERM INVESTMENTS - 1.0%

Money Market Funds - 1.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (b)	68,787	68,787
First American Government Obligations Fund - Class Z - 0.21% (b)	68,786	68,786
First American Treasury Obligations Fund - Class Z - 0.18% (b)	68,786	68,786
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (b)	68,786	68,786

TOTAL SHORT-TERM INVESTMENTS (Cost $275,145)		275,145

TOTAL INVESTMENTS (Cost $30,309,401) - 100.2%		27,983,173

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(63,724)

TOTAL NET ASSETS - 100.0%		$27,919,449

Percentages are stated as a percent of net assets.

(a)	Affiliated Company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.5%

Open-End Mutual Funds - 99.5%
Stone Ridge Emerging Markets Variance Risk Premium Fund - Class I (a)	768,121	$6,728,736
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	1,453,986	13,362,131
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,314,031	13,455,680
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	682,359	6,687,118

TOTAL INVESTMENT COMPANIES (Cost $41,690,034)		40,233,665

SHORT-TERM INVESTMENTS - 0.8%

Money Market Funds - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (b)	76,252	76,252
First American Government Obligations Fund - Class Z - 0.21% (b)	76,253	76,253
First American Treasury Obligations Fund - Class Z - 0.18% (b)	76,252	76,252
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (b)	76,253	76,253

TOTAL SHORT-TERM INVESTMENTS (Cost $305,010)		305,010

TOTAL INVESTMENTS (Cost $41,995,044) - 100.3%		40,538,675

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(112,008)

TOTAL NET ASSETS - 100.0%		$40,426,667

Percentages are stated as a percent of net assets.

(a)	Affiliated Company. See Footnote 10.
(b)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of these Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Assets and Liabilities	April 30, 2016 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$1,131,933,304	$493,065,218
Interest receivable	5,626,024	2,994,609
Dividends receivable	1,207,288	519,942
Receivable for fund shares sold	928,383	685,189
Receivable for investments sold	—	230,653
Foreign currencies, at value(2)	192,127	2
Collateral held at broker	334,012	43,081
Other assets	65,340	49,093
Total assets	1,140,286,478	497,587,787
LIABILITIES:
Payable for fund shares redeemed	765,206	509,289
Payable for investment securities purchased	10,527,271	1,981,176
Payable to Adviser	1,391,068	607,240
Payable for Chief Compliance Officer compensation	5,131	5,126
Payable to Custodian	274,130	9,403
Payable to Trustees	14,082	7,635
Accrued distribution fees	67,061	17,561
Other accrued expenses	300,041	175,495
Total liabilities	13,343,990	3,312,925
Total net assets	$1,126,942,488	$494,274,862

NET ASSETS CONSIST OF:
Capital stock	$1,126,773,409	$493,834,934
Accumulated net investment loss	(10,885,730)	(7,663,947)
Accumulated net realized loss	(12,456,973)	(5,309,031)
Unrealized appreciation (depreciation) on:
Investments	24,438,736	13,404,936
Foreign currency translation	(123,722)	—
Futures contracts	(803,232)	7,970
Total net assets	$1,126,942,488	$494,274,862

Class I
Net assets	$921,696,289	$428,835,918
Shares outstanding	91,498,016	42,450,555
Class I Net asset value, offering and redemption price per share	$10.07	$10.10
Class M
Net assets	$205,246,199	$65,438,944
Shares outstanding	20,377,637	6,478,231
Class M Net asset value, offering and redemption price per share	$10.07	$10.10

(1) Cost of investments	$1,107,620,964	$479,660,283
(2) Cost of foreign currencies	189,962	2

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Assets and Liabilities	April 30, 2016 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$385,586,033	$135,754,351	$173,287
Affiliated issuers	—	—	215,646,224
Interest receivable	54	36	24
Dividends receivable	16,355	—	—
Receivable for investments sold	1,809,802	1,403,794	—
Collateral held at broker	1,531,166	528,935	—
Other assets	28,730	25,351	23,365
Total assets	388,972,140	137,712,467	215,842,900
LIABILITIES:
Payable for fund shares redeemed	818,697	135,000	66,155
Written options, at fair value(2)	2,700,933	855,733	—
Payable for investment securities purchased	1,761,668	1,838,614	—
Payable to Adviser	395,072	138,918	—
Payable for Chief Compliance Officer compensation	5,143	5,128	1,306
Payable to Custodian	210,021	806	1,084
Payable to Trustees	4,494	1,533	—
Accrued distribution fees	25,281	4,304	12,378
Other accrued expenses	154,335	81,435	71,447
Total liabilities	6,075,644	3,061,471	152,370
Total net assets	$382,896,496	$134,650,996	$215,690,530

NET ASSETS CONSIST OF:
Capital stock	$379,376,451	$138,917,442	$206,546,406
Accumulated net investment income (loss)	(4,589,166)	(2,499,944)	643,036
Accumulated net realized gain (loss)	4,163,204	(2,194,270)	8,577,142
Unrealized appreciation (depreciation) on:
Investments	4,348,828	250,590	(76,054)
Written options	(402,821)	177,178	—
Total net assets	$382,896,496	$134,650,996	$215,690,530

Class I
Net assets	$293,249,286	$118,859,818	$171,531,960
Shares outstanding	28,646,358	12,130,530	16,476,199
Class I Net asset value, offering and redemption price per share	$10.24	$9.80	$10.41
Class M
Net assets	$89,647,210	$15,791,178	$44,158,570
Shares outstanding	8,802,583	1,619,653	4,251,276
Class M Net asset value, offering and redemption price per share	$10.18	$9.75	$10.39

(1) Cost of investments
Unaffiliated issuers	$381,237,205	$135,503,761	$173,287
Affiliated issuers (See Note 10)	—	—	215,722,278
(2) Premiums received	2,298,112	1,032,911	—

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Assets and Liabilities	April 30, 2016 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$107,476,197	$52,743,854	$275,145	$305,010
Affiliated issuers	—	—	27,708,028	40,233,665
Interest receivable	11,753	484	45	35
Dividends receivable	247	16	—	—
Receivable from Advisor	—	—	4,609	4,893
Receivable for investments sold	70,309	124,186	—	—
Foreign currencies, at value(2)	90,041	—	—	—
Cash	—	317	—	—
Other assets	31,978	29,241	26,268	25,871
Total assets	107,680,525	52,898,098	28,014,095	40,569,474
LIABILITIES:
Payable for fund shares redeemed	—	—	45,787	91,997
Written options, at fair value(3)	2,875,160	1,219,913	—	—
Payable for investment securities purchased	—	37,770	—	—
Payable for investment interest	12,508	—	—	—
Payable to Adviser	123,313	53,722	—	—
Payable for Chief Compliance Officer compensation	5,124	5,124	1,332	1,305
Payable to Custodian	272,692	61,391	28	199
Payable to Trustees	1,595	622	—	—
Accrued distribution fees	6,698	687	4,470	2,312
Other accrued expenses	94,825	69,016	43,029	46,994
Total liabilities	3,391,915	1,448,245	94,646	142,807
Total net assets	$104,288,610	$51,449,853	$27,919,449	$40,426,667

NET ASSETS CONSIST OF:
Capital stock	$111,529,514	$57,053,378	$30,115,782	$41,452,411
Accumulated net investment income (loss)	(1,641,930)	(976,698)	243,231	(31,357)
Accumulated net realized gain (loss)	(4,550,972)	(4,469,000)	(113,336)	461,982
Unrealized appreciation (depreciation) on:
Investments	(85,682)	21,960	(2,326,228)	(1,456,369)
Foreign currency translation	(17,215)	—	—	—
Futures contracts	3,040	—	—	—
Written options	(948,145)	(179,787)	—	—
Total net assets	$104,288,610	$51,449,853	$27,919,449	$40,426,667

Class I
Net assets	$82,668,326	$48,388,429	$14,086,258	$31,308,821
Shares outstanding	8,995,922	5,526,220	1,547,329	3,246,541
Class I Net asset value, offering and redemption price per share	$9.19	$8.76	$9.10	$9.64
Class M
Net assets	$21,620,284	$3,061,424	$13,833,191	$9,117,846
Shares outstanding	2,359,702	350,732	1,522,839	947,097
Class M Net asset value, offering and redemption price per share	$9.16	$8.73	$9.08	$9.63

(1) Cost of investments
Unaffiliated issuers	$107,561,879	$52,721,894	$275,145	$305,010
Affiliated issuers (See Note 10)	—	—	30,034,256	41,690,034
(2) Cost of foreign currencies	86,443	—	—	—
(3) Premiums received	1,906,208	1,040,126	—	—

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Operations	For the Period Ended April 30, 2016 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$13,404,862	$6,402,912
Interest income	26,139,419	13,213,046
Total investment income	39,544,281	19,615,958
EXPENSES
Advisory fees (See Note 4)	8,189,964	3,764,185
Fund accounting and administration fees	287,478	144,221
Distribution (12b-1) fees — Class M Only	165,662	48,303
Legal fees	115,430	52,817
Transfer agency fees and expenses	88,735	67,728
Custody fees	44,789	24,090
Federal and state registration fees	41,223	31,075
Audit and tax related fees	41,144	41,051
Chief Compliance Officer compensation	30,127	30,127
Trustees fees and expenses	28,481	12,902
Other expenses	175,831	80,415
Total net expenses	9,208,864	4,296,914
Net investment income	30,335,417	15,319,044
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
Investments	(372,139)	(294,268)
Foreign currency translation	(54,745)	—
Futures contracts	(169,654)	(142,772)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,518,543)	(3,060,713)
Foreign currency translation	1,294,422	—
Futures contracts	(1,077,967)	19,606
Net realized and unrealized loss	(4,898,626)	(3,478,147)
Net increase in net assets resulting from operations	$25,436,791	$11,840,897

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Operations	For the Period Ended April 30, 2016 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Unaffiliated issuers	$304,224	$11,560	$—
Interest income	304,300	115,202	149
Total investment income	608,524	126,762	149
EXPENSES
Advisory fees (See Note 4)	2,309,754	808,286	—
Custody fees	136,220	29,085	817
Fund accounting and administration fees	109,593	32,325	—
Distribution (12b-1) fees — Class M Only	66,248	12,020	32,632
Legal fees	62,407	20,716	35,159
Audit and tax related fees	35,037	35,037	21,767
Chief Compliance Officer compensation	30,127	30,127	7,555
Transfer agency fees and expenses	29,945	17,836	30,083
Federal and state registration fees	19,110	19,219	21,015
Trustees fees and expenses	9,917	3,458	—
Other expenses	40,408	11,528	7,179
Total expenses before Adviser waiver	2,848,766	1,019,637	156,207
Expenses recouped by Adviser (See Note 4)	—	12,511	—
Total net expenses	2,848,766	1,032,148	156,207
Net investment loss	(2,240,242)	(905,386)	(156,058)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	(794,991)
Unaffiliated issuers	1,874,025	(7,862)	—
Capital gain distributions from affiliated mutual funds	—	—	9,729,771
Futures contracts	818,622	(137,503)	—
Written options	1,809,872	(2,042,217)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(4,118,410)	(266,361)	(10,741,978)
Written options	118,960	243,779	—
Net realized and unrealized gain (loss)	503,069	(2,210,164)	(1,807,198)
Net decrease in net assets resulting from operations	$(1,737,173)	$(3,115,550)	$(1,963,256)

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Operations	For the Period Ended April 30, 2016 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Unaffiliated issuers	$13,105	$1,471	$—	$—
Interest income	84,863	43,478	184	155
Exchange rebates	—	119,262	—	—
Total investment income	97,968	164,211	184	155
EXPENSES
Advisory fees (See Note 4)	659,747	305,968	—	—
Broker and investment interest expense	135,848	—	—	—
Audit and tax related fees	36,687	36,687	21,961	21,961
Chief Compliance Officer compensation	30,127	30,127	7,555	7,555
Fund accounting and administration fees	26,804	13,655	—	—
Legal fees	18,083	2,581	1,424	6,767
Federal and state registration fees	17,998	16,558	15,005	14,405
Transfer agency fees and expenses	15,737	14,920	16,469	22,390
Distribution (12b-1) fees — Class M Only	15,667	2,187	10,721	6,843
Custody fees	12,734	27,115	—	89
Trustees fees and expenses	2,819	1,274	—	—
Offering costs	—	—	—	3,668
Other expenses	16,618	5,039	1,533	3,446
Total expenses before Adviser waiver	988,869	456,111	74,668	87,124
Expenses recouped (waived) by Adviser (See Note 4)	86,292	(13,319)	(29,012)	(28,233)
Total net expenses	1,075,161	442,792	45,656	58,891
Net investment loss	(977,193)	(278,581)	(45,472)	(58,736)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 10)	—	—	(237,966)	(877,891)
Unaffiliated issuers	(58,594)	(14,388)	—	—
Capital gain distributions from affiliated mutual funds	—	—	313,591	1,437,957
Foreign currency translation	(114,098)	—	—	—
Futures contracts	1,310,227	219,569	—	—
Written options	(5,380,620)	(218,822)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	7,254	60,201	(1,285,722)	(1,792,467)
Foreign currency translation	(23,788)	—	—	—
Futures contracts	3,040	—	—	—
Written options	(1,184,335)	(94,023)	—	—
Net realized and unrealized loss	(5,440,914)	(47,463)	(1,210,097)	(1,232,401)
Net decrease in net assets resulting from operations	$(6,418,107)	$(326,044)	$(1,255,569)	$(1,291,137)

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Changes in Net Assets

	STONE RIDGE REINSURANCE RISK PREMIUM FUND		STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015
OPERATIONS:
Net investment income	$30,335,417	$52,327,596	$15,319,044	$25,017,009
Net realized gain (loss) on:
Investments	(372,139)	272,487	(294,268)	261,927
Foreign currency translation	(54,745)	(1,430,984)	—	(252,426)
Futures contracts	(169,654)	(776,382)	(142,772)	(261,139)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,518,543)	(9,414,399)	(3,060,713)	(1,707,711)
Foreign currency translation	1,294,422	(386,481)	—	113,408
Futures contracts	(1,077,967)	(23,596)	19,606	(11,636)
Net increase in net assets resulting from operations	25,436,791	40,568,241	11,840,897	23,159,432

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(39,791,368)	(43,173,165)	(21,956,180)	(23,349,688)
From net investment income — Class M	(10,007,563)	(16,543,977)	(3,003,862)	(5,697,882)
Total distributions	(49,798,931)	(59,717,142)	(24,960,042)	(29,047,570)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	216,823,494	382,402,376	61,701,485	212,475,030
Proceeds from shares sold — Class M	45,840,470	109,107,258	14,617,224	19,658,217
Proceeds from shares issued to holders in reinvestment of dividends — Class I	32,218,165	35,667,351	19,933,995	21,095,584
Proceeds from shares issued to holders in reinvestment of dividends — Class M	8,508,121	14,810,720	2,555,060	5,129,879
Cost of shares redeemed — Class I	(122,017,807)	(150,168,432)	(77,727,676)	(53,386,719)
Cost of shares redeemed — Class M	(54,610,229)	(137,386,976)	(9,347,799)	(35,931,782)
Net increase in net assets from capital share transactions	126,762,214	254,432,297	11,732,289	169,040,209
Total increase (decrease) in net assets	102,400,074	235,283,396	(1,386,856)	163,152,071

NET ASSETS:
Beginning of period	1,024,542,414	789,259,018	495,661,718	332,509,647
End of period	$1,126,942,488	$1,024,542,414	$494,274,862	$495,661,718

Accumulated net investment income (loss)	$(10,885,730)	$8,577,784	$(7,663,947)	$1,977,051

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Changes in Net Assets

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015
OPERATIONS:
Net investment income (loss)	$(2,240,242)	$(4,943,773)	$(905,386)	$(1,931,723)	$(156,058)	$1,976,839
Net realized gain (loss) on:
Investments
Affiliated issuers	—	—	—	—	(794,991)	508,702
Unaffiliated issuers	1,874,025	6,537,709	(7,862)	139,673	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	—	9,729,771	2,060,696
Futures contracts	818,622	(297,392)	(137,503)	823,500	—	—
Written options	1,809,872	26,051,616	(2,042,217)	7,901,098	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(4,118,410)	(3,680,835)	(266,361)	(118,568)	(10,741,978)	6,994,086
Written options	118,960	(769,690)	243,779	(346,721)	—	—
Net increase (decrease) in net assets resulting from operations	(1,737,173)	22,897,635	(3,115,550)	6,467,259	(1,963,256)	11,540,323

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	—	—	—	—	—	(1,377,018)
From net investment income — Class M	—	—	—	—	—	(885,252)
From net realized gain — Class I	(15,614,510)	(7,144,616)	(4,348,340)	(1,157,147)	(2,007,626)	(2,887,634)
From net realized gain — Class M	(4,927,839)	(2,794,610)	(660,816)	(137,010)	(568,167)	(2,667,930)
Total distributions	(20,542,349)	(9,939,226)	(5,009,156)	(1,294,157)	(2,575,793)	(7,817,834)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	39,055,408	90,216,108	23,652,419	48,902,979	39,515,689	70,532,694
Proceeds from shares sold — Class M	7,746,569	12,151,747	1,187,339	5,829,236	4,605,926	12,643,865
Proceeds from shares issued to holders in reinvestment of dividends — Class I	6,026,413	2,374,142	1,486,034	323,769	929,028	2,008,274
Proceeds from shares issued to holders in reinvestment of dividends — Class M	4,579,684	2,668,919	590,198	128,099	535,172	2,421,687
Cost of shares redeemed — Class I	(20,346,044)	(122,729,821)	(12,573,813)	(56,295,078)	(11,060,081)	(94,309,886)
Cost of shares redeemed — Class M	(10,636,081)	(37,738,874)	(1,859,562)	(3,411,519)	(12,889,740)	(71,115,462)
Net increase (decrease) in net assets from capital share transactions	26,425,949	(53,057,779)	12,482,615	(4,522,514)	21,635,994	(77,818,828)
Total increase (decrease) in net assets	4,146,427	(40,099,370)	4,357,909	650,588	17,096,945	(74,096,339)

NET ASSETS:
Beginning of period	378,750,069	418,849,439	130,293,087	129,642,499	198,593,585	272,689,924
End of period	$382,896,496	$378,750,069	$134,650,996	$130,293,087	$215,690,530	$198,593,585

Accumulated net investment income (loss)	$(4,589,166)	$(2,348,924)	$(2,499,944)	$(1,594,558)	$643,036	$799,094

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015
OPERATIONS:
Net investment loss	$(977,193)	$(2,004,434)	$(278,581)	$(835,563)
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(58,594)	(5,692)	(14,388)	50,317
Foreign currency translation	(114,098)	(116,275)	—	—
Futures contracts	1,310,227	(1,112,291)	219,569	(32,685)
Written options	(5,380,620)	6,324,254	(218,822)	(4,465,014)
Net change in unrealized appreciation (depreciation) on:
Investments	7,254	(88,471)	60,201	(69,592)
Foreign currency translation	(23,788)	39,991	—	—
Futures contracts	3,040	—	—	—
Written options	(1,184,335)	54,766	(94,023)	(107,558)
Net increase (decrease) in net assets resulting from operations	(6,418,107)	3,091,848	(326,044)	(5,460,095)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gain — Class I	(1,462,737)	(673,304)	—	—
From net realized gain — Class M	(340,903)	(185,511)	—	—
Return of capital — Class I	—	—	—	(414,733)
Return of capital — Class M	—	—	—	(39,436)
Total distributions	(1,803,640)	(858,815)	—	(454,169)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	9,851,692	52,895,209	6,023,336	27,262,668
Proceeds from shares sold — Class M	3,086,020	3,258,887	99,976	1,860,730
Proceeds from shares issued to holders in reinvestment of dividends — Class I	1,200,937	558,904	—	355,515
Proceeds from shares issued to holders in reinvestment of dividends — Class M	330,808	179,324	—	31,514
Cost of shares redeemed — Class I	(12,239,158)	(24,360,434)	(4,674,618)	(10,942,375)
Cost of shares redeemed — Class M	(1,250,960)	(1,579,652)	(89,308)	(2,081,457)
Net increase in net assets from capital share transactions	979,339	30,952,238	1,359,386	16,486,595
Total increase (decrease) in net assets	(7,242,408)	33,185,271	1,033,342	10,572,331

NET ASSETS:
Beginning of period	111,531,018	78,345,747	50,416,511	39,844,180
End of period	$104,288,610	$111,531,018	$51,449,853	$50,416,511

Accumulated net investment loss	$(1,641,930)	$(664,737)	$(976,698)	$(698,117)

The accompanying notes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND		STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2015	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2015(1)
OPERATIONS:
Net investment income (loss)	$(45,472)	$157,309	$(58,736)	$193,720
Net realized gain (loss) on:
Investments
Affiliated issuers	(237,966)	(170,292)	(877,891)	367,925
Capital gain distributions from affiliated mutual funds	313,591	—	1,437,957	331,313
Net change in unrealized appreciation (depreciation) on:
Investments	(1,285,722)	(422,795)	(1,792,467)	336,098
Net increase (decrease) in net assets resulting from operations	(1,255,569)	(435,778)	(1,291,137)	1,229,056

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	—	(33,564)	—	(296,465)
From net investment income — Class M	—	(99,039)	—	(19,134)
From net realized gain — Class I	—	—	(540,831)	—
From net realized gain — Class M	—	—	(132,904)	—
Return of capital — Class I	—	(26,597)	—	—
Return of capital — Class M	—	(78,378)	—	—
Total distributions	—	(237,578)	(673,735)	(315,599)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	6,376,176	6,065,395	2,889,104	72,770,132
Proceeds from shares sold — Class M	318,715	3,143,158	1,049,500	10,750,950
Proceeds from shares issued to holders in reinvestment of dividends — Class I	—	55,948	522,423	290,653
Proceeds from shares issued to holders in reinvestment of dividends — Class M	—	141,815	124,072	15,370
Cost of shares redeemed — Class I(2)	(1,224,667)	(2,407,219)	(9,436,655)	(35,019,649)
Cost of shares redeemed — Class M	(5,725,340)	(2,400,366)	(1,119,869)	(1,357,949)
Net increase (decrease) in net assets from capital share transactions	(255,116)	4,598,731	(5,971,425)	47,449,507
Total increase (decrease) in net assets	(1,510,685)	3,925,375	(7,936,297)	48,362,964

NET ASSETS:
Beginning of period	29,430,134	25,504,759	48,362,964	—
End of period	$27,919,449	$29,430,134	$40,426,667	$48,362,964

Accumulated net investment income (loss)	$243,231	$288,703	$(31,357)	$27,379

(1)	Commenced operations on November 14, 2014.
(2)	Net of redemption fees of $-, $-, $- and $11,206, respectively.

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Statement of Cash Flows	For the Period Ended April 30, 2016 (Unaudited)

	STONE RIDGE REINSURANCE RISK PREMIUM FUND	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$25,436,791	$11,840,897
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized loss:	3,831,586	3,354,988
Amortization and accretion of premium and discount	(36,113)	20,725
Changes in assets and liabilities:
Foreign currency	(170,499)	—
Variation margin on futures contracts	—	(18,594)
Receivable for investments sold	2,007,733	(230,653)
Collateral held at broker	1,793,714	155,610
Dividends receivable	(870,933)	(308,036)
Interest receivable	(234,983)	59,728
Other assets	(30,924)	(16,528)
Payable to Adviser	83,208	(24,590)
Payable for investments purchased	10,527,271	1,981,176
Payable to Trustees	1,107	(105)
Payable to Custodian	(1,062,241)	(1,130)
Accrued distribution fees	11,264	1,870
Payable for Chief Compliance Officer compensation	127	127
Other accrued expenses	58,379	23,109
Purchases of investments	(205,834,688)	(66,556,649)
Proceeds from sale of investments	141,462,984	67,262,112
Net purchases and sales of short-term investments	(53,647,396)	(4,387,664)
Net cash used in operating activities	(76,673,613)	13,156,393
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	261,822,230	76,127,336
Payment on shares redeemed	(176,075,972)	(86,812,742)
Cash distributions to shareholders	(9,072,645)	(2,470,987)
Net cash provided by financing activities	76,673,613	(13,156,393)
Net increase in cash	—	—
Cash, beginning of period	—	—
Cash, end of period	$—	$—

NON-CASH FINANCING ACTIVITIES:
Reinvested distributions	$40,726,286	$22,489,055

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

[Intentionally Left Blank]

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$10.33	0.28	(0.05)	0.23
Year Ended October 31, 2015	$10.69	0.55	(0.13)	0.42
Year Ended October 31, 2014	$10.36	0.53	0.31	0.84
Period Ended October 31, 2013(1)	$10.00	0.13	0.32	0.45
STONE RIDGE REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$10.33	0.27	(0.05)	0.22
Year Ended October 31, 2015	$10.69	0.52	(0.11)	0.41
Year Ended October 31, 2014	$10.37	0.51	0.31	0.82
Period Ended October 31, 2013(1)	$10.00	0.12	0.33	0.45
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$10.38	0.31	(0.07)	0.24
Year Ended October 31, 2015	$10.75	0.59	(0.08)	0.51
Year Ended October 31, 2014	$10.41	0.58	0.37	0.95
Period Ended October 31, 2013(1)	$10.00	0.20	0.35	0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$10.38	0.30	(0.07)	0.23
Year Ended October 31, 2015	$10.75	0.55	(0.06)	0.49
Year Ended October 31, 2014	$10.41	0.56	0.37	0.93
Period Ended October 31, 2013(1)	$10.00	0.18	0.36	0.54
(1)	The Fund commenced operations on February 1, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(6)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Financial Highlights

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.49)	—	(0.49)	$10.07	2.33	%(3)	$921,696	1.66	%(4)(6)	N/A		5.60	%(4)(6)	N/A		13.00	%(3)
(0.78)	—	(0.78)	$10.33	4.22%		$813,989	1.65%		N/A		5.46%		N/A		14.79%
(0.51)	—	(0.51)	$10.69	8.39%		$557,255	1.71%		1.72%		5.07%		5.06%		16.13%
(0.09)	—	(0.09)	$10.36	4.53	%(3)	$360,434	1.86	%(4)	1.87	%(4)	1.76	%(4)	1.75	%(4)	11.38	%(3)

(0.48)	—	(0.48)	$10.07	2.25	%(3)	$205,246	1.81	%(4)(6)	N/A		5.39	%(4)(6)	N/A		13.00	%(3)
(0.77)	—	(0.77)	$10.33	4.06%		$210,554	1.80%		N/A		5.13%		N/A		14.79%
(0.50)	—	(0.50)	$10.69	8.18%		$232,004	1.85%		1.86%		4.95%		4.94%		16.13%
(0.08)	—	(0.08)	$10.37	4.48	%(3)	$150,416	2.01	%(4)	2.02	%(4)	1.56	%(4)	1.55	%(4)	11.38	%(3)

(0.52)	—	(0.52)	$10.10	2.42	%(3)	$428,836	1.69	%(4)(6)	N/A		6.11	%(4)(6)	N/A		13.25	%(3)
(0.88)	—	(0.88)	$10.38	5.06%		$436,523	1.69%		N/A		5.76%		N/A		11.64%
(0.61)	—	(0.61)	$10.75	9.44%		$259,515	1.78%		1.80%		5.58%		5.56%		15.79%
(0.41)	—	(0.41)	$10.41	5.58	%(3)	$145,995	1.95	%(4)	1.94	%(4)	2.66	%(4)	2.67	%(4)	12.82	%(3)

(0.51)	—	(0.51)	$10.10	2.35	%(3)	$65,439	1.84	%(4)(6)	N/A		6.04	%(4)(6)	N/A		13.25	%(3)
(0.86)	—	(0.86)	$10.38	4.90%		$59,139	1.84%		N/A		5.46%		N/A		11.64%
(0.59)	—	(0.59)	$10.75	9.33%		$72,995	1.93%		1.95%		5.42%		5.40%		15.79%
(0.13)	—	(0.13)	$10.41	5.43	%(3)	$61,234	2.11	%(4)	2.10	%(4)	2.47	%(4)	2.48	%(4)	12.82	%(3)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$10.89	(0.06)		—		(0.06)
Year Ended October 31, 2015	$10.50	(0.14)		0.79		0.65
Year Ended October 31, 2014	$10.48	(0.14)		0.94		0.80
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.80		0.73
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$10.84	(0.07)		—		(0.07)
Year Ended October 31, 2015	$10.47	(0.15)		0.78		0.63
Year Ended October 31, 2014	$10.47	(0.15)		0.93		0.78
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$10.46	(0.07)		(0.19)		(0.26)
Year Ended October 31, 2015	$10.04	(0.15)		0.67		0.52
Year Ended October 31, 2014	$10.65	(0.16)		0.45		0.29
Period Ended October 31, 2013(1)	$10.00	(0.09)		0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$10.42	(0.08)		(0.19)		(0.27)
Year Ended October 31, 2015	$10.01	(0.17)		0.68		0.51
Year Ended October 31, 2014	$10.64	(0.17)		0.44		0.27
Period Ended October 31, 2013(1)	$10.00	(0.10)		0.99		0.89
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$10.69	(0.01	)(4)	(0.13	)(4)	(0.14	)(4)
Year Ended October 31, 2015	$10.50	0.10	(4)	0.48	(4)	0.58	(4)
Year Ended October 31, 2014	$10.40	0.51	(4)	0.10	(4)	0.61	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$10.67	(0.01	)(4)	(0.13	)(4)	(0.14	)(4)
Year Ended October 31, 2015	$10.50	0.10	(4)	0.46	(4)	0.56	(4)
Year Ended October 31, 2014	$10.40	0.51	(4)	0.09	(4)	0.60	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
(1)	The Fund commenced operations on May 1, 2013.
(2)	The Fund commenced operations on May 22, 2013.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the Stone Ridge U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(8)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.59)	—	(0.59)	$10.24	(0.55	%)(5)	$293,249	1.51	%(6)(8)	N/A		(1.18	%)(6)(8)	N/A		3.17	%(5)
—	(0.26)	—	(0.26)	$10.89	6.33%		$285,403	1.54%		N/A		(1.28%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.50	7.95%		$305,504	1.62%		1.64%		(1.27%)		(1.29%)		97.63%
—	(0.25)	—	(0.25)	$10.48	7.35	%(5)	$264,883	1.65	%(6)	1.59	%(6)	(1.42	%)(6)	(1.36	%)(6)	56.76	%(5)

—	(0.59)	—	(0.59)	$10.18	(0.65	%)(5)	$89,647	1.66	%(6)(8)	N/A		(1.33	%)(6)(8)	N/A		3.17	%(5)
—	(0.26)	—	(0.26)	$10.84	6.15%		$93,347	1.69%		N/A		(1.43%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.47	7.76%		$113,345	1.77%		1.79%		(1.42%)		(1.44%)		97.63%
—	(0.25)	—	(0.25)	$10.47	7.25	%(5)	$97,381	1.80	%(6)	1.74	%(6)	(1.57	%)(6)	(1.51	%)(6)	56.76	%(5)

—	(0.40)	—	(0.40)	$9.80	(2.58	%)(5)	$118,860	1.56	%(6)(8)	1.58	%(6)(8)	(1.36	%)(6)(8)	(1.38	%)(6)(8)	0.00	%(5)
—	(0.10)	—	(0.10)	$10.46	5.23%		$113,269	1.56%		1.55%		(1.50%)		(1.49%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.04	2.85%		$115,717	1.60%		1.62%		(1.54%)		(1.56%)		34.92%
—	(0.25)	—	(0.25)	$10.65	9.09	%(5)	$100,579	1.80	%(6)	1.75	%(6)	(1.76	%)(6)	(1.71	%)(6)	33.66	%(5)

—	(0.40)	—	(0.40)	$9.75	(2.68	%)(5)	$15,791	1.71	%(6)(8)	1.73	%(6)(8)	(1.52	%)(6)(8)	(1.54	%)(6)(8)	0.00	%(5)
—	(0.10)	—	(0.10)	$10.42	5.15%		$17,024	1.71%		1.70%		(1.65%)		(1.64%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.01	2.65%		$13,925	1.75%		1.77%		(1.69%)		(1.71%)		34.92%
—	(0.25)	—	(0.25)	$10.64	8.99	%(5)	$13,246	1.95	%(6)	1.90	%(6)	(1.91	%)(6)	(1.86	%)(6)	33.66	%(5)

—	(0.14)	—	(0.14)	$10.41	(1.32	%)(5)	$171,532	0.12	%(6)	N/A		(0.12	%)(6)	N/A		6.98	%(5)
(0.10)	(0.29)	—	(0.39)	$10.69	5.81%		$145,606	0.13%		N/A		0.98%		N/A		16.83%
(0.51)	—	—	(0.51)	$10.50	6.02%		$164,687	0.13%		N/A		4.91%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.42	%(5)	$146,296	0.26	%(6)	N/A		5.29	%(6)	N/A		0.62	%(5)

—	(0.14)	—	(0.14)	$10.39	(1.32	%)(5)	$44,159	0.27	(6)	N/A		(0.27	%)(6)	N/A		6.98	%(5)
(0.10)	(0.29)	—	(0.39)	$10.67	5.57%		$52,988	0.27%		N/A		1.02%		N/A		16.83%
(0.50)	—	—	(0.50)	$10.50	5.88%		$108,003	0.28%		N/A		4.82%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.36	%(5)	$80,018	0.41	%(6)	N/A		5.37	%(6)	N/A		0.62	%(5)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Financial Highlights

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$9.93	(0.09)		(0.49)		(0.58)
Year Ended October 31, 2015	$9.70	(0.19)		0.52		0.33
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.17		0.05	(6)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$9.91	(0.09)		(0.50)		(0.59)
Year Ended October 31, 2015	$9.69	(0.20)		0.52		0.32
Period Ended October 31, 2014(1)	$10.00	(0.13)		0.17		0.04	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$8.83	(0.05)		(0.02)		(0.07)
Year Ended October 31, 2015	$9.95	(0.15)		(0.87)		(1.02)
Period Ended October 31, 2014(1)	$10.00	(0.11)		0.40		0.29	(6)
STONE RIDGE EMERGING MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$8.81	(0.05)		(0.03)		(0.08)
Year Ended October 31, 2015	$9.94	(0.16)		(0.87)		(1.03)
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.41		0.29
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$9.51	(0.01	)(4)	(0.40	)(4)	(0.41	)(4)
Year Ended October 31, 2015	$9.76	0.05	(4)	(0.21	)(4)	(0.16	)(4)
Period Ended October 31, 2014(1)	$10.00	0.34	(4)	(0.24	)(4)	0.09	(4)
STONE RIDGE INTERNATIONAL VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$9.50	(0.02	)(4)	(0.40	)(4)	(0.42	)(4)
Year Ended October 31, 2015	$9.76	0.06	(4)	(0.23	)(4)	(0.17	)(4)(6)
Period Ended October 31, 2014(1)	$10.00	0.32	(4)	(0.24	)(4)	0.07	(4)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2016 (Unaudited)	$10.07	(0.01	)(5)	(0.28	)(5)	(0.29	)(5)
Period Ended October 31, 2015(2)	$10.00	0.04	(5)	0.08	(5)	0.12	(5)(6)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2016 (Unaudited)	$10.06	(0.02	)(5)	(0.27	)(5)	(0.29	)(5)
Period Ended October 31, 2015(2)	$10.00	(0.01	)(5)	0.11	(5)	0.10	(5)
(1)	The Fund commenced operations on February 11, 2014.
(2)	The Fund commenced operations on November 14, 2014.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the Stone Ridge International Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Per share amounts only include income and expenses of the Stone Ridge Global Equity Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(6)	Includes redemption fees of less than $0.01 per share.
(7)	Not annualized.
(8)	Annualized.
(9)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(10)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying footnotes are an integral part of these financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(9)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(0.16)	—	(0.16)	$9.19	(5.91	%)(7)	$82,668	1.84	%(8)(10)	2.01	%(8)(10)	(1.66	%)(8)(10)	(1.83	%)(8)(10)	52.78	%(7)
—	(0.10)	—	(0.10)	$9.93	3.40%		$90,449	1.83	%(10)	1.96	%(10)	(1.77	%)(10)	(1.90	%)(10)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.70	0.47	%(7)	$59,551	2.16	%(8)	1.75	%(8)	(2.12	%)(8)	(1.71	%)(8)	70.35	%(7)

—	(0.16)	—	(0.16)	$9.16	(6.02	%)(7)	$21,620	1.99	%(8)(10)	2.16	%(8)(10)	(1.80	%)(8)(10)	(1.97	%)(8)(10)	52.78	%(7)
—	(0.10)	—	(0.10)	$9.91	3.30%		$21,082	1.98	%(10)	2.11	%(10)	(1.92	%)(10)	(2.05	%)(10)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.69	0.36	%(7)	$18,795	2.35	%(8)	1.90	%(8)	(2.31	%)(8)	(1.86	%)(8)	70.35	%(7)

—	—	—	—	$8.76	(0.79	%)(7)	$48,388	1.85	%(8)(10)	1.80	%(8)(10)	(1.18	%)(8)(10)	(1.13	%)(8)(10)	44.70	%(7)
—	—	(0.10)	(0.10)	$8.83	(10.37%)		$47,338	2.09%		1.80%		(1.92%)		(1.63%)		485.70%
—	(0.34)	(0.01)	(0.35)	$9.95	3.05	%(7)	$36,142	2.41	%(8)	1.80	%(8)	(2.07	%)(8)	(1.46	%)(8)	229.94	%(7)

—	—	—	—	$8.73	(0.91	%)(7)	$3,061	2.00	%(8)(10)	1.95	%(8)(10)	(1.33	%)(8)(10)	(1.28	%)(8)(10)	44.70	%(7)
—	—	(0.10)	(0.10)	$8.81	(10.48%)		$3,079	2.22%		1.95%		(2.07%)		(1.80%)		485.70%
—	(0.34)	(0.01)	(0.35)	$9.94	2.95	%(7)	$3,702	2.84	%(8)	1.95	%(8)	(2.50	%)(8)	(1.61	%)(8)	229.94	%(7)

—	—	—	—	$9.10	(4.31	%)(7)	$14,086	0.46	%(8)	0.25	%(8)	(0.46	%)(8)	(0.25	%)(8)	6.58	%(7)
(0.05)	—	(0.04)	(0.09)	$9.51	(1.63%)		$9,536	0.47%		0.25%		0.33%		0.55%		13.94%
(0.24)	—	(0.10)	(0.34)	$9.76	0.92	%(7)	$5,971	0.82	%(8)	0.25	%(8)	4.20	%(8)	4.77	%(8)	21.41	%(7)

—	—	—	—	$9.08	(4.42	%)(7)	$13,833	0.61	%(8)	0.40	%(8)	(0.61	%)(8)	(0.40	%)(8)	6.58	%(7)
(0.05)	—	(0.04)	(0.09)	$9.50	(1.77%)		$19,894	0.62%		0.40%		0.36%		0.58%		13.94%
(0.22)	—	(0.10)	(0.32)	$9.76	0.82	%(7)	$19,533	0.98	%(8)	0.40	%(8)	3.93	%(8)	4.51	%(8)	21.41	% (7)

—	(0.14)	—	(0.14)	$9.64	(2.88	%)(7)	$31,309	0.39	%(8)	0.25	%(8)	(0.39	%)(8)	(0.25	%)(8)	14.20	%(7)
(0.05)	—	—	(0.05)	$10.07	1.17	%(7)	$38,899	0.47	%(8)	0.25	%(8)	0.21	%(8)	0.43	%(8)	62.45	%(7)

—	(0.14)	—	(0.14)	$9.63	(2.88	%)(7)	$9,118	0.54	%(8)	0.40	%(8)	(0.54	%)(8)	(0.40	%)(8)	14.20	%(7)
(0.04)	—	—	(0.04)	$10.06	1.05	%(7)	$9,464	0.72	%(8)	0.40	%(8)	(0.42	%)(8)	(0.10	%)(8)	62.45	%(7)

The accompanying footnotes are an integral part of these financial statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2016, the Trust consisted of nine non-diversified series (the “Funds”): the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”), the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”, together with the Reinsurance Fund the “Reinsurance Funds”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (formerly, the Stone Ridge U.S. Variance Risk Premium Fund) (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (formerly the Stone Ridge U.S. Master Variance Risk Premium Fund) (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”), the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets VRP Fund”, together with the International Developed Markets VRP Fund, the “International VRP Funds”), the Stone Ridge International Variance Risk Premium Master Fund (formerly the Stone Ridge International Master Variance Risk Premium Fund) (the “International VRP Master Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International VRP Funds and the International VRP Master Fund, the “International VRP Portfolio of Funds”). The Reinsurance Funds commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. VRP Master Fund commenced operations on May 22, 2013. The International Developed Markets VRP Fund, Emerging Markets VRP Fund and International VRP Master Fund commenced operations on February 11, 2014. The Global Equity VRP Master Fund commenced operations on November 14, 2014. Each Fund offers two classes of shares: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and the Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Reinsurance Funds, the U.S. VRP Funds, and the VRP Master Fund do not charge redemption fees. The International VRP Portfolio of Funds did charge redemption fees, but the redemption fees were discontinued effective February 28, 2015. There are an unlimited number of authorized shares.

The investment objective of each of the Reinsurance Funds is to seek a high level of total return consisting of income and capital appreciation. Each of the Reinsurance Funds will pursue its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, shares or notes issued in connection with quota shares (“Quota Share Notes”), shares or notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), shares or notes issued in connection with industry loss warrants (“ILW Notes”) and, to a lesser extent, event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of each of the U.S. VRP Portfolio of Funds is to seek capital appreciation. The U.S. Large Cap VRP Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. large-cap securities. The U.S. Small Cap VRP Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. small cap securities. The U.S. VRP Master Fund seeks to achieve its investment objective by investing in the U.S. VRP Funds. The investment objective of each of the International VRP Portfolio of Funds is to seek capital appreciation. The International Developed Markets VRP Fund typically pursues its objective by writing (selling) call and put options related to developed markets securities. The Emerging Markets VRP Fund typically pursues its objective by writing (selling) call and put options related to emerging markets securities. The International VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds. The Global Equity VRP Master Fund seeks to achieve its investment objective by investing in the International VRP Funds and the U.S. VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

a) Investment Valuation and Fair Value Measurement In determining the net asset value (“NAV”) of the Funds’ shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Event-linked bonds are valued at the average bid provided by an external pricing service based on bids issued by established market makers and/or insurance companies (or, issued by one broker, insurance or reinsurance company, if only one quote is available). With respect to pricing of certain reinsurance-related event-linked or similar restricted securities for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Funds will utilize an independent data delivery vendor to aggregate and provide this pricing data to the Administrator. If the independent data delivery vendor pricing service cannot obtain independent firm bids for such securities, but there is an independent market maker or independent brokers who will supply firm bids for such securities, then the Adviser may supply the Administrator with a contact from whom to obtain such bids. If, with respect to such securities, such independent firm bids are not available, but at least one independent firm or indicative bid is available, then the Adviser Valuation Committee may use that bid (or the average of those bids if more than one) as the value of the security if the Adviser Valuation Committee determines that such value is reasonable, and may consider internal and/or independent external models in making that determination.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). In these circumstances, the Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board of Trustees. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Funds believe to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of a security or other asset. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Exchange-traded options are valued at the settlement price on the exchange or mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from an independent pricing service or from a broker (typically the counterparty to the option).

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Funds’ NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Funds may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Funds’ NAV. Events affecting the value of such securities held by the Funds that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Funds’ calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Funds may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Funds’ investments as of April 30, 2016.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Reinsurance Fund
Assets
Event-Linked Bonds
China	$—	$—	$1,385,838	$1,385,838
Europe	—	5,836,921	—	5,836,921
Global	—	294,346,267	24,550,476	318,896,743
Japan	—	34,217,657	—	34,217,657
Turkey	—	21,264,687	—	21,264,687
United States	—	489,184,904	14,149,562	503,334,466
Total Event-Linked Bonds	—	844,850,436	40,085,876	884,936,312

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Participation Notes (1)	$—	$—	$106,128,929	$106,128,929
Preference Shares (1)	—	—	87,220,667	87,220,667
Money Market Funds	53,647,396	—	—	53,647,396

Total Assets	$53,647,396	$844,850,436	$233,435,472	$1,131,933,304
Other Financial Instruments*
Unrealized appreciation on futures	$8,885	$—	$—	$8,885
Unrealized depreciation on futures	(812,117)	$—	$—	$(812,117)

Total	$(803,232)	$—	$—	$(803,232)

High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$662,663	$662,663
Global	—	120,368,915	16,343,613	136,712,528
Japan	—	352,985	—	352,985
United States	—	258,283,865	3,484,575	261,768,440
Total Event-Linked Bonds	—	379,005,765	20,490,851	399,496,616
Participation Notes (1)	—	—	42,066,909	42,066,909
Preference Shares (1)	—	—	46,487,454	46,487,454
Money Market Funds	5,014,239	—	—	5,014,239

Total Assets	$5,014,239	$379,005,765	$109,045,214	$493,065,218
Other Financial Instruments*
Unrealized appreciation on futures	$7,970	$—	$—	$7,970

Total	$7,970	$—	$—	$7,970

U.S. Large Cap VRP Fund
Assets
Common Stocks (1)	$29,184,367	$—	$—	$29,184,367
Contingent Value Rights (1)	—	—	5,744	5,744
Real Estate Investment Trusts (1)	927,076	—	—	927,076
Closed-End Mutual Funds (1)	12,640	—	—	12,640
Rights (1)	27,265	—	—	27,265
U.S. Treasury Bills	—	355,428,941	—	355,428,941

Total Assets	$30,151,348	$355,428,941	$5,744	$385,586,033
Liabilities
Written Options	$(554,295)	$(2,146,638)	$—	$(2,700,933)

Total Liabilities	$(554,295)	$(2,146,638)	$—	$(2,700,933)

U.S. Small Cap VRP Fund
Assets
Common Stocks (1)	$2,963,548	$—	$—	$2,963,548
Contingent Value Rights (1)	—	—	6,804	6,804
Money Market Funds	128,522	—	—	128,522
U.S. Treasury Bills	—	132,655,477	—	132,655,477

Total Assets	$3,092,070	$132,655,477	$6,804	$135,754,351
Liabilities
Written Options	$(331,783)	$(523,950)	$—	$(855,733)

Total Liabilities	$(331,783)	$(523,950)	$—	$(855,733)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

U.S. VRP Master Fund (2)
Assets
Investment Companies—Open End	$215,646,224	$—	$—	$215,646,224
Money Market Funds	173,287	—	—	173,287

Total Assets	$215,819,511	$—	$—	$215,819,511

International Developed Markets VRP Fund (2)
Assets
Common Stocks (1)	$913,986	$—	$—	$913,986
Money Market Funds	67,577,994	—	—	67,577,994
U.S. Treasury Bills	—	38,984,217	—	38,984,217

Total Assets	$68,491,980	$38,984,217	$—	$107,476,197
Liabilities
Written Options	$(1,609,559)	$(1,265,601)	$—	$(2,875,160)

Total Liabilities	$(1,609,559)	$(1,265,601)	$—	$(2,875,160)

Other Financial Instruments*
Unrealized appreciation on futures	$3,040	$—	$—	$3,040

Total	$3,040	$—	$—	$3,040

Emerging Markets VRP Fund (2)
Assets
Common Stocks (1)	$809,836	$—	$—	$809,836
Preferred Stocks (1)	26,694	—	—	26,694
Money Market Funds	218,963	—	—	218,963
U.S. Treasury Bills	—	51,688,361	—	51,688,361

Total Assets	$1,055,493	$51,688,361	$—	$52,743,854
Liabilities
Written Options	$(107,430)	$(1,112,483)	$—	$(1,219,913)

Total Liabilities	$(107,430)	$(1,112,483)	$—	$(1,219,913)

International VRP Master Fund (2)
Assets
Investment Companies—Open End	$27,708,028	$—	$—	$27,708,028
Money Market Funds	275,145	—	—	275,145

Total Assets	$27,983,173	$—	$—	$27,983,173
Global Equity VRP Master Fund (2)
Assets
Investment Companies—Open End	$40,233,665	$—	$—	$40,233,665
Money Market Funds	305,010	—	—	305,010

Total Assets	$40,538,675	$—	$—	$40,538,675

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2016, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2016:

	REINSURANCE FUND			HIGH YIELD FUND			U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	CONTINGENT VALUE RIGHTS	CONTINGENT VALUE RIGHTS
Beginning Balance—November 1, 2015	$22,311,326	$102,545,159	$82,072,719	$15,227,217	$43,703,346	$48,114,789	$5,744	$11,689
Acquisition	19,452,607	69,617,997	11,491,201	5,887,478	22,374,512	—	—	6,396
Sell	(1,759,419)	(64,079,556)	(5,139,746)	(653,245)	(22,554,316)	(2,168,295)	—	—
Realized gains	574	—	—	213	—	—	—	—
Realized losses	—	(123,626)	—	—	(66,392)	—	—	(4,885)
Return of capital	—	(4,209,516)	(262,863)	—	(1,583,513)	(49,042)	—	—
Change in unrealized appreciation (depreciation)	80,788	2,378,471	(940,644)	29,188	193,272	590,002	—	(6,396)
Transfers in/(out) of Level 3	—	—	—	—	—	—	—	—
Ending Balance—April 30, 2016	$40,085,876	$106,128,929	$87,220,667	$20,490,851	$42,066,909	$46,487,454	$5,744	$6,804

As of April 30, 2016, the change in unrealized appreciation (depreciation) on positions still held in the Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund were $2,675,436, $1,378,699, $0, and $(6,396) respectively.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or losses related to severe weather, other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather, other natural or non-natural catastrophes may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2016.

Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/16	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$9,801,000	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.1MM-$0.2MM $0.1MM-$0.2MM	$0.1MM $0.2MM

Participation Notes	Financial Services	$51,243,127	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$4.0MM $0.1MM-$7.0MM	$0.9MM $1.7MM

Preference Shares	Financial Services	$79,150,200	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$3.9MM $0.0MM-$5.6MM	$1.1MM $2.1MM

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

High Yield Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/16	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Event-Linked Bonds	Financial Services	$1,664,000	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$0.1MM $0.0MM-$0.1MM	$0.1MM $0.1MM

Participation Notes	Financial Services	$26,869,897	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$2.4MM $0.0MM-$4.3MM	$0.5MM $0.9MM

Preference Shares	Financial Services	$43,012,023	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$3.2MM $0.0MM-$4.7MM	$0.6MM $1.1MM

The level 3 securities held in the Reinsurance Fund and the High Yield Fund not listed above were priced using an indicative bid and amount to $93,241,145 for the Reinsurance Fund and $37,499,294 for the High Yield Fund.

Derivative Transactions — The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund engaged in derivatives and hedging activities during the period ended April 30, 2016. The use of derivatives included options and futures contracts. Further information regarding derivative activity for each Fund can be found in the Schedule of Investments.

Futures Contracts — The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund may purchase and sell futures contracts. The Reinsurance Fund, High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund, and the Emerging Markets VRP Fund held futures contracts during the period ended April 30, 2016. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and Emerging Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The Reinsurance Fund and High Yield Fund use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2016, were as follows:

	Reinsurance Fund	High Yield Fund	U.S. Large Cap VRP Fund	U.S. Small Cap VRP Fund	International Developed Markets VRP Fund	Emerging Markets VRP Fund
Total long futures contracts	$—	$—	$—	$—	$—	$—
Total short futures contracts	$32,457,725	$7,841,171	$1,828,216	$1,586,545	$605,401	$562,500

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, International Developed Markets VRP Fund and the Emerging Markets VRP Fund wrote call or put options during the period ended April 30, 2016. The Funds write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended April 30, 2016, were as follows:

	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND
Written Options	$2,445,551	$1,032,744	$1,808,222	$846,977

Transactions in written options during the period ended April 30, 2016 were as follows:

	U.S. LARGE CAP VRP FUND		U.S. SMALL CAP VRP FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1,071	$46,278	30	$5,098
Options written	33,823	2,279,916	782	236,826
Options terminated in closing transactions	(422)	(141,950)	(31)	(9,028)
Options exercised	(3,797)	(239,208)	(195)	(46,640)
Options expired	(29,308)	(1,857,291)	(556)	(176,357)

Outstanding, end of period	1,367	$87,745	30	$9,899
	INTERNATIONAL DEVELOPED MARKETS VRP FUND		EMERGING MARKETS VRP FUND
Call Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	4	$28	42	$563
Options written	1,390	15,235	1,610	20,273
Options terminated in closing transactions	—	—	(7)	(315)
Options exercised	(203)	(2,039)	(261)	(3,674)
Options expired	(1,068)	(10,919)	(1,183)	(13,773)

Outstanding, end of period	123	$2,305	201	$3,074

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

	U.S. LARGE CAP VRP FUND		U.S. SMALL CAP VRP FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1,464	$2,104,837	1,048	$1,171,311
Options written	76,296	116,816,278	61,831	58,356,668
Options terminated in closing transactions	(53,962)	(86,032,226)	(46,176)	(46,159,277)
Options exercised	(6,162)	(9,720,049)	(5,175)	(3,967,346)
Options expired	(16,043)	(20,958,473)	(10,405)	(8,378,344)

Outstanding, end of period	1,593	$2,210,367	1,123	$1,023,012

	INTERNATIONAL DEVELOPED MARKETS VRP FUND		EMERGING MARKETS VRP FUND
Put Options	CONTRACTS	PREMIUMS	CONTRACTS	PREMIUMS
Outstanding, beginning of period	1,620	$1,701,771	13,640	$672,540
Options written	75,523	54,293,788	328,480	18,043,624
Options terminated in closing transactions	(55,242)	(44,679,355)	(304,045)	(16,418,019)
Options exercised	(11,117)	(6,096,364)	—	—
Options expired	(9,163)	(3,315,937)	(23,986)	(1,261,093)

Outstanding, end of period	1,621	$1,903,903	14,089	$1,037,052

Statement of Assets and Liabilities — Values of Derivatives at April 30, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Reinsurance Fund
	Net assets—Unrealized appreciation on futures*	$8,885	Net assets—Unrealized depreciation on futures*	$812,117

Total		$8,885		$812,117

High Yield Fund
	Net assets—Unrealized appreciation on futures*	$7,970	—	$—

Total		$7,970		$—

U.S. Large Cap VRP Fund
	—	$—	Written options, at fair value	$2,700,933

Total		$—		$2,700,933

U.S. Small Cap VRP Fund
	—	$—	Written options, at fair value	$855,733

Total		$—		$855,733

International Developed Markets VRP Fund
	Net assets—Unrealized appreciation on futures*	$3,040	—	$—
	—	—	Written options, at fair value	2,875,160

Total		$3,040		$2,875,160

Emerging Markets VRP Fund

	—	$—	Written options, at fair value	$1,219,913

Total		$—		$1,219,913

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reflected in the Statement of Assets and Liabilities and only in cases where margin is not settled on the same day.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2016:

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
Reinsurance Fund	$(12,002)	$—	$(157,652)	$—	$(169,654)
High Yield Fund	—	—	(142,772)	—	(142,772)
U.S. Large Cap VRP Fund	—	818,622	—	1,809,872	2,628,494
U.S. Small Cap VRP Fund	—	(137,503)	—	(2,042,217)	(2,179,720)
International Developed Markets VRP Fund	—	1,310,227	—	(5,380,620)	(4,070,393)
Emerging Markets VRP Fund	—	219,569	—	(218,822)	747

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FOREIGN EXCHANGE FUTURES CONTRACTS	EQUITY INDEX FUTURES CONTRACTS	U.S. TREASURY FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
Reinsurance Fund	$(1,099,651)	$—	$21,684	$—	$(1,077,967)
High Yield Fund	—	—	19,606	—	19,606
U.S. Large Cap VRP Fund	—	—	—	118,960	118,960
U.S. Small Cap VRP Fund	—	—	—	243,779	243,779
International Developed Markets VRP Fund	—	3,040	—	(1,184,335)	(1,181,295)
Emerging Markets VRP Fund	—	—	—	(94,023)	(94,023)

b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Funds are not subject to any Master Netting Arrangements; therefore, no additional disclosure is required.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

(e) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if a fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Funds may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Shares Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Fund, as holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer has losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit US Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single US hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as windspeed or earthquake magnitude and location. The Fund, as holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

(j) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains on currency translation and change in unrealized appreciation on foreign currency related items on the Funds’ statement of operations.

The Reinsurance Funds may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Reinsurance Funds will normally invest significant amounts of their assets in non-U.S. entities. Accordingly, the Reinsurance Funds may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Funds invest may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Reinsurance Funds’ investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the Reinsurance Funds with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the U.S. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Reinsurance Funds investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the U.S., which could affect the liquidity of the Reinsurance Funds’ assets.

The International VRP Funds invest primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(l) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

(m) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day.

(n) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

(o) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds have elected to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the period ended October 31, 2015, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
Reinsurance Fund	$8,406,704	$(8,406,704)	$—
High Yield Fund	3,679,892	(3,679,892)	—
U.S. Large Cap VRP Fund	7,146,770	(7,146,770)	—
U.S. Small Cap VRP Fund	2,002,353	(2,002,353)	—
U.S. VRP Master Fund	(109,668)	109,668	—
International Developed Markets VRP Fund	2,420,989	(2,420,989)	—
Emerging Markets VRP Fund	520,056	(2,957)	(517,099)
International VRP Master Fund	1,776	(1,776)	—
Global Equity VRP Master Fund	149,258	(123,587)	(25,671)

These differences primarily relate to foreign currency gains/losses, investments in passive foreign investment companies (“PFICs”), 1256 options contracts, and REIT adjustments and net operating losses.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

As of October 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

	REINSURANCE FUND	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTERNATIONAL VRP MASTER FUND	GLOBAL EQUITY VRP MASTER FUND
Tax cost of investments	$1,022,524,235	$494,586,210	$372,580,039	$130,891,033	$187,525,717	$111,532,807	$51,152,828	$30,365,581	$48,090,462
Unrealized appreciation	31,845,049	17,707,376	12,308,627	1,024,674	11,481,798	36,834	87,727	447,987	1,088,009
Unrealized depreciation	(36,659,607)	(19,534,856)	(4,165,434)	(507,785)	(374,390)	(154,270)	(143,959)	(1,349,500)	(848,238)
Net unrealized appreciation (depreciation)	(4,814,558)	(1,827,480)	8,143,193	516,889	11,107,408	(117,436)	(56,232)	(901,513)	239,771
Undistributed ordinary income	35,648,289	17,251,265	—	—	—	—	—	—	368,786
Undistributed long-term gains	—	—	20,542,299	5,009,074	2,575,765	1,803,609	—	—	330,571
Total distributable earnings	35,648,289	17,251,265	20,542,299	5,009,074	2,575,765	1,803,609	—	—	699,357
Other accumulated loss	(6,302,512)	(1,864,712)	(2,885,925)	(1,667,703)	—	(705,331)	(5,221,249)	(39,251)	—
Total accumulated earnings	$24,531,219	$13,559,073	$25,799,567	$3,858,260	$13,683,173	$980,842	$(5,277,481)	$(940,764)	$939,128

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on PFICs, wash sales, and return of capital from underlying investments.

The tax character of distributions paid during the period ended October 31, 2015 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Fund	$59,717,142	$—	$—	$59,717,142
High Yield Fund	29,047,570	—	—	29,047,570
U.S. Large Cap VRP Fund	4,016,372	5,922,854	—	9,939,226
U.S. Small Cap VRP Fund	1,263,965	30,192	—	1,294,157
U.S. VRP Master Fund	1,958,774	5,859,060	—	7,817,834
International Developed Markets VRP Fund	858,815	—	—	858,815
Emerging Markets VRP Fund	—	—	454,169	454,169
International VRP Master Fund	129,251	3,352	104,975	237,578
Global Equity VRP Master Fund	315,599	—	—	315,599

The tax character of distributions paid during the period ended October 31, 2014 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
Reinsurance Fund	$32,322,188	$—	$—	$32,322,188
High Yield Fund	15,946,420	—	—	15,946,420
U.S. Large Cap VRP Fund	11,465,960	18,337,807	—	29,803,767
U.S. Small Cap VRP Fund	1,248,628	7,574,243	1,855,724	10,678,595
U.S. VRP Master Fund	5,267,297	7,266,372	—	12,533,669
International Developed Markets VRP Fund	1,366,795	115,567	1,234,422	2,716,784
Emerging Markets VRP Fund	1,336,027	—	37,668	1,373,695
International VRP Master Fund	566,265	25,017	242,263	833,545

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

At October 31, 2015 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
Reinsurance Fund	$(1,276,403)	$(10,309,297)	$(11,585,700)
High Yield Fund	(385,785)	(4,497,842)	(4,883,627)
U.S. Large Cap VRP Fund	—	—	—
U.S. Small Cap VRP Fund	—	—	—
U.S. VRP Master Fund	—	—	—
International Developed Markets VRP Fund	—	—	—
Emerging Markets VRP Fund	(4,421,345)	(16,023)	(4,437,368)
International VRP Master Fund	—	—	—
Global Equity VRP Master Fund	—	—	—

To the extent that the Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

At October 31, 2015 certain Funds deferred, on a tax basis, ordinary late-year losses. These losses are deemed to arise on November 1, 2015.

Reinsurance Fund	$—
High Yield Fund	—
U.S. Large Cap VRP Fund	(2,348,924)
U.S. Small Cap VRP Fund	(1,594,557)
U.S. VRP Master Fund	—
International Developed Markets VRP Fund	(664,737)
Emerging Markets VRP Fund	(698,117)
International VRP Master Fund	(39,251)
Global Equity VRP Master Fund	—

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2015, or for any other tax years which are open for exam. As of October 31, 2015 open tax years include the periods ended October 31, 2014 and 2015. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the Funds’ investment adviser. The Adviser was organized as a Delaware limited liability company in 2012. Its primary place of business is at 510 Madison Avenue, 21st Floor, New York, NY 10022. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Funds.

As compensation for its services, the Adviser is paid by each of the Reinsurance Funds a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of each such Fund’s average daily net assets. As compensation for its services, the Adviser is paid by each of the U.S. VRP Funds and International VRP Funds a fee, computed daily and paid monthly in arrears, at the annual rate of 1.25% of that Fund’s average daily net assets. The U.S. VRP Master Fund, International VRP Master Fund and the Global Equity VRP Master Fund do not pay an advisory fee to the Adviser.

Through February 28, 2017 for the Reinsurance Funds, U.S. VRP Funds, and the International VRP Portfolio of Funds, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 2.00% for Class I shares and 2.15% for Class M shares of each of the Reinsurance Funds, 1.75% for the Class I and 1.90% for the Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, 1.80% for the Class I and 1.95% for the Class M shares of the Emerging Markets VRP Fund, and 0.25% for the Class I and 0.40% for the Class M shares of the International VRP Master Fund and the Global Equity VRP Master Fund. With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the fiscal year in which the Adviser reduced a fee or reimbursed an expense. As of April 30, 2016, the Adviser has waived and may recoup fees as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2017)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2018)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING OCTOBER 31, 2019)
Reinsurance Fund	$—	$—	$—
High Yield Fund	—	—	—
U.S. Large Cap VRP Fund	—	—	—
U.S. Small Cap VRP Fund	—	—	—
International Developed Markets VRP Fund	(8,786)	(126)	—
Emerging Markets VRP Fund	(169,137)	(147,055)	(15,364)
International VRP Master Fund	(104,477)	(61,235)	(29,013)
Global Equity VRP Master Fund	—	(125,491)	(28,233)

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Funds’ distributor.

5. Distribution Plan

The Funds pay fees to the Distributor, on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Class M shares (“distribution fees”) and/or in connection with personal services rendered to Class M shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act. The maximum annual rate at which the distribution and/or servicing fees may be paid under the 12b-1 Plan is 0.15% of each Fund’s average daily net assets attributable to the Class M Shares. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. These offering expenses were advanced by the Adviser, subject to potential recovery (see Note 4). The offering costs incurred by the Global Equity VRP Master Fund were $99,406.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

8. Investment Transactions

For the period ended April 30, 2016, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	REINSURANCE FUND	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	EMERGING MARKETS VRP FUND	INTERNATIONAL VRP MASTER FUND	GLOBAL EQUITY VRP MASTER FUND
Purchases	$205,834,688	$66,556,649	$1,257,018	$—	$43,050,000	$547,863	$398,675	$1,913,591	$6,000,000
Sales	136,990,605	65,629,556	16,899,692	—	14,250,000	464,880	366,412	1,850,000	11,150,000
U.S. Government Security Purchases	—	—	—	—	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—	—	—	—	—

9. Capital Share Transactions

REINSURANCE FUND - CLASS I	PERIOD ENDED APRIL 30, 2016	YEAR ENDED OCTOBER 31, 2015
Shares sold	21,632,299	38,011,654
Shares issued to holders in reinvestment of dividends	3,228,766	3,544,319
Shares redeemed	(12,152,485)	(14,877,808)
Net increase in shares	12,708,580	26,678,165
Shares outstanding:
Beginning of period	78,789,436	52,111,271
End of period	91,498,016	78,789,436

REINSURANCE FUND - CLASS M
Shares sold	4,582,092	10,849,404
Shares issued to holders in reinvestment of dividends	852,713	1,473,234
Shares redeemed	(5,441,049)	(13,637,754)
Net decrease in shares	(6,244)	(1,315,116)
Shares outstanding:
Beginning of period	20,383,881	21,698,997
End of period	20,377,637	20,383,881

HIGH YIELD FUND - CLASS I
Shares sold	6,142,346	21,055,054
Shares issued to holders in reinvestment of dividends	1,993,857	2,087,474
Shares redeemed	(7,723,203)	(5,247,057)
Net increase in shares	413,000	17,895,471
Shares outstanding:
Beginning of period	42,037,555	24,142,084
End of period	42,450,555	42,037,555

HIGH YIELD FUND - CLASS M
Shares sold	1,458,606	1,947,035
Shares issued to holders in reinvestment of dividends	255,546	508,817
Shares redeemed	(931,550)	(3,551,850)
Net increase (decrease) in shares	782,602	(1,095,998)
Shares outstanding:
Beginning of period	5,695,629	6,791,627
End of period	6,478,231	5,695,629

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

U.S. LARGE CAP VRP FUND - CLASS I	PERIOD ENDED APRIL 30, 2016	YEAR ENDED OCTOBER 31, 2015
Shares sold	3,858,248	8,498,041
Shares issued to holders in reinvestment of dividends	586,798	230,243
Shares redeemed	(2,010,647)	(11,623,906)
Net increase (decrease) in shares	2,434,399	(2,895,622)
Shares outstanding:
Beginning of period	26,211,959	29,107,581
End of period	28,646,358	26,211,959

U.S. LARGE CAP VRP FUND - CLASS M
Shares sold	774,703	1,146,747
Shares issued to holders in reinvestment of dividends	448,110	259,516
Shares redeemed	(1,029,035)	(3,625,240)
Net increase (decrease) in shares	193,778	(2,218,977)
Shares outstanding:
Beginning of period	8,608,805	10,827,782
End of period	8,802,583	8,608,805

U.S. SMALL CAP VRP FUND - CLASS I
Shares sold	2,437,658	4,798,685
Shares issued to holders in reinvestment of dividends	147,717	32,482
Shares redeemed	(1,278,714)	(5,536,922)
Net increase (decrease) in shares	1,306,661	(705,755)
Shares outstanding:
Beginning of period	10,823,869	11,529,624
End of period	12,130,530	10,823,869

U.S. SMALL CAP VRP FUND - CLASS M
Shares sold	121,970	562,120
Shares issued to holders in reinvestment of dividends	58,961	12,874
Shares redeemed	(194,770)	(332,477)
Net increase (decrease) in shares	(13,839)	242,517
Shares outstanding:
Beginning of period	1,633,492	1,390,975
End of period	1,619,653	1,633,492

U.S. VRP MASTER FUND - CLASS I
Shares sold	3,840,835	6,710,245
Shares issued to holders in reinvestment of dividends	89,501	196,515
Shares redeemed	(1,074,075)	(8,971,583)
Net increase (decrease) in shares	2,856,261	(2,064,823)
Shares outstanding:
Beginning of period	13,619,938	15,684,761
End of period	16,476,199	13,619,938

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

U.S. VRP MASTER FUND - CLASS M	PERIOD ENDED APRIL 30, 2016	YEAR ENDED OCTOBER 31, 2015
Shares sold	450,118	1,202,672
Shares issued to holders in reinvestment of dividends	51,658	238,071
Shares redeemed	(1,214,546)	(6,766,022)
Net decrease in shares	(712,770)	(5,325,279)
Shares outstanding:
Beginning of period	4,964,046	10,289,325
End of period	4,251,276	4,964,046

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS I
Shares sold	1,074,063	5,358,629
Shares issued to holders in reinvestment of dividends	125,097	58,485
Shares redeemed	(1,310,598)	(2,448,123)
Net increase (decrease) in shares	(111,438)	2,968,991
Shares outstanding:
Beginning of period	9,107,360	6,138,369
End of period	8,995,922	9,107,360

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS M
Shares sold	333,177	330,924
Shares issued to holders in reinvestment of dividends	34,531	18,787
Shares redeemed	(135,381)	(161,065)
Net increase in shares	232,327	188,646
Shares outstanding:
Beginning of period	2,127,375	1,938,729
End of period	2,359,702	2,127,375

EMERGING MARKETS VRP FUND - CLASS I
Shares sold	720,245	2,884,018
Shares issued to holders in reinvestment of dividends	—	36,793
Shares redeemed	(554,902)	(1,193,694)
Net increase in shares	165,343	1,727,117
Shares outstanding:
Beginning of period	5,360,877	3,633,760
End of period	5,526,220	5,360,877

EMERGING MARKETS VRP FUND - CLASS M
Shares sold	11,706	192,090
Shares issued to holders in reinvestment of dividends	—	3,275
Shares redeemed	(10,457)	(218,445)
Net increase (decrease) in shares	1,249	(23,080)
Shares outstanding:
Beginning of period	349,483	372,563
End of period	350,732	349,483

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

INTERNATIONAL VRP MASTER FUND - CLASS I	PERIOD ENDED APRIL 30, 2016	YEAR ENDED OCTOBER 31, 2015
Shares sold	678,725	635,342
Shares issued to holders in reinvestment of dividends	—	5,818
Shares redeemed	(133,917)	(250,171)
Net increase in shares	544,808	390,989
Shares outstanding:
Beginning of period	1,002,521	611,532
End of period	1,547,329	1,002,521

INTERNATIONAL VRP MASTER FUND - CLASS M
Shares sold	35,225	326,637
Shares issued to holders in reinvestment of dividends	—	14,737
Shares redeemed	(606,045)	(248,131)
Net increase (decrease) in shares	(570,820)	93,243
Shares outstanding:
Beginning of period	2,093,659	2,000,416
End of period	1,522,839	2,093,659

GLOBAL EQUITY VRP MASTER FUND - CLASS I(1)	PERIOD ENDED APRIL 30, 2016	PERIOD ENDED OCTOBER 31, 2015
Shares sold	307,412	7,268,519
Shares issued to holders in reinvestment of dividends	54,025	29,508
Shares redeemed	(979,103)	(3,433,820)
Net increase (decrease) in shares	(617,666)	3,864,207
Shares outstanding:
Beginning of period	3,864,207	—
End of period	3,246,541	3,864,207

GLOBAL EQUITY VRP MASTER FUND - CLASS M(1)
Shares sold	111,735	1,075,302
Shares issued to holders in reinvestment of dividends	12,844	1,560
Shares redeemed	(118,557)	(135,787)
Net increase in shares	6,022	941,075
Shares outstanding:
Beginning of period	941,075	—
End of period	947,097	941,075

(1)	Commenced operations on November 14, 2014.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

10. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period ended April 30, 2016. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP Master Fund					International VRP Master Fund
	U.S. Large Cap VRP Fund—Class I		U.S. Small Cap VRP Fund—Class I		Total	International Developed Markets VRP Fund—Class I		Emerging Markets VRP Fund—Class I	Total
November 1, 2015 Balance
Shares	12,131,783		6,335,380			1,964,223		1,094,382
Cost	$123,295,893		$64,421,375		$187,717,268	$19,534,671		$10,673,961	$30,208,632
Additions
Shares	2,574,606		1,766,232			143,153		71,039
Cost	$25,950,000		$17,100,000			$1,313,590		$600,000
Reductions
Shares	657,557		776,491			101,048		107,216
Cost	$7,012,042		$8,032,948			$1,013,881		$1,074,085
April 30, 2016 Balance
Shares	14,048,832		7,325,121			2,006,328		1,058,205
Cost	$142,233,851		$73,488,427		$215,722,278	$19,834,380		$10,199,876	$30,034,256
Value	$143,860,038		$71,786,186		$215,646,224	$18,438,154		$9,269,874	$27,708,028
Dividend Income	$—		$—		$—	$—		$—	$—
Realized Gain/(Loss)	$6,791,789	(1)	$2,142,991	(2)	$8,934,780	$249,710	(3)	$(174,085)	$75,625

	Global Equity VRP Master Fund
	U.S. Large Cap VRP Fund—Class I		U.S. Small Cap VRP Fund—Class I		International Developed Markets VRP Fund—Class I		Emerging Markets VRP Fund—Class I	Total
November 1, 2015 Balance
Shares	1,476,076		772,609		1,611,440		894,277
Cost	$15,579,655		$7,799,142		$15,742,697		$8,596,431	$47,717,925
Additions
Shares	148,694		93,383		175,070		234,750
Cost	$1,500,000		$900,000		$1,600,000		$2,000,000
Reductions
Shares	310,739		183,633		332,524		360,906
Cost	$3,295,981		$1,882,641		$3,288,099		$3,561,170
April 30, 2016 Balance
Shares	1,314,031		682,359		1,453,986		768,121
Cost	$13,783,674		$6,816,501		$14,054,598		$7,035,261	$41,690,034
Value	$13,455,680		$6,687,118		$13,362,131		$6,728,736	$40,233,665
Dividend Income	$—		$—		$—		$—	$—
Realized Gain/(Loss)	$727,546	(4)	$223,198	(5)	$120,492	(6)	$(511,170)	$560,066

(1)	Includes $7,203,831 of long-term capital gain distributions.
(2)	Includes $2,525,940 of long-term capital gain distributions.
(3)	Includes $313,591 of long-term capital gain distributions.
(4)	Includes $873,527 of long-term capital gain distributions.
(5)	Includes $305,839 of long-term capital gain distributions.
(6)	Includes $258,591 of long-term capital gain distributions.

11. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2016, U.S. VRP Master Fund held, for the benefit of its shareholders, 38% of the U.S. Large Cap VRP Fund and 53% of the U.S. Small Cap VRP Fund. The International VRP Master Fund held, for the benefit of its shareholders, 18% of the International Developed Markets VRP Fund and 18% of the Emerging Markets VRP Fund. The Global Equity VRP Master Fund held, for the benefit of its shareholders, 4% of the U.S. Large Cap VRP Fund, 5% of the U.S. Small Cap VRP Fund, 13% of the International Developed Markets VRP Fund and 13% of the Emerging Markets VRP Fund.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Financial Statements	April 30, 2016 (Unaudited)

12. Financing Facility

Each of the Reinsurance Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. During the period ended April 30, 2016, the Reinsurance Fund and High Yield Fund established a 29-day rolling financing facility for $50,000,000 and $20,000,000 respectively (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The High Yield Fund’s maximum borrowing was $5,000,000 and average borrowing was $1,826,923. This borrowing resulted in interest expenses of $5,125 at a weighted average interest rate of 1.94%. These amounts are included in Other Expenses on the High Yield Fund’s Statement of Operations. The Reinsurance Fund did not draw on its Facility. As of April 30, 2016 the outstanding drawn amount for both the Reinsurance Fund and High Yield Fund was $0.

13. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds ( each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The first line of each of the tables below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$1,023.30	$8.35
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.32

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.66%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$1,022.50	$9.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.86	$9.07

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Expense Examples (Unaudited)

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$1,024.20	$8.51
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.47

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$1,023.50	$9.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.71	$9.22

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$994.50	$7.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.35	$7.57

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$993.50	$8.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.61	$8.32

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.66%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Expense Examples (Unaudited)

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$974.20	$7.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.01	$7.92

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$973.20	$8.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.26	$8.67

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$986.80	$0.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.27	$0.60

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$986.80	$1.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.52	$1.36

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Expense Examples (Unaudited)

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$940.90	$9.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.87	$10.07

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$939.80	$10.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.12	$10.82

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$992.10	$8.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.91	$9.02

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Emerging Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$990.90	$9.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$9.77

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Expense Examples (Unaudited)

Stone Ridge International Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$956.90	$1.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.62	$1.26

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge International Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$955.80	$1.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.87	$2.01

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$971.20	$1.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.62	$1.26

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$971.20	$1.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.87	$2.01

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	21.75%
U.S. Small Cap VRP Fund	0.97%
U.S. VRP Master Fund	17.65%
International Developed Markets VRP Fund	2.86%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	3.76%
Global Equity VRP Master Fund	4.29%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2015 was as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	21.21%
U.S. Small Cap VRP Fund	0.97%
U.S. VRP Master Fund	17.22%
International Developed Markets VRP Fund	0.00%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.00%
Global Equity VRP Master Fund	3.71%

For the period ended October 31, 2015, the Funds designated the following percent of ordinary distributions paid as interest-related dividends under the Internal Revenue Code Section 871(k)(1)(c):

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	0.51%
U.S. Small Cap VRP Fund	0.60%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	1.39%
Emerging Markets VRP Fund	0.00%
International VRP Master Fund	0.05%
Global Equity VRP Master Fund	0.02%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund were as follows:

PERCENTAGES
Reinsurance Fund	0.00%
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	100.00%
U.S. Small Cap VRP Fund	100.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	100.00%
Emerging Markets VRP Fund	100.00%
International VRP Master Fund	13.79%
Global Equity VRP Master Fund	56.91%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2015. Such notification, which will

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Additional Information (Unaudited)

reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

                                                               SQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c -1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes -Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	7/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	7/6/16

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	7/6/16

*	Print the name and title of each signing officer under his or her signature.